1933 Act File No. 33-26516
                                   1940 Act File No. 811-5752

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.  17    ...........        X

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   17   ..........................        X

                        INDEPENDENCE ONE MUTUAL FUNDS

             (Exact Name of Registrant as Specified in Charter)

       Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                       (Registrant's Telephone Number)

                         John W. McGonigle, Esquire,
                         Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on December 31, 1995 pursuant to paragraph (b)(1)(v)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on June 15, 1995; or
    intends to file the Notice required by that Rule on or about
             ; or
 ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



CROSS REFERENCE SHEET

     This Amendment to the Registration Statement of INDEPENDENCE ONE MUTUAL FUNDS which consists of seven portfolios: (1) Independence One Michigan Municipal Cash Fund; (2a) Independence One Prime Money Market Fund - Class A Shares; (2b) Independence One Prime Money Market Fund - Class B Shares; (3) Independence One U.S. Treasury Money Market Fund; (4) Independence One U.S. Government Securities Fund, (5) Independence One Equity Plus Fund; (6) Independence One Fixed Income Fund; and (7) Independence One Michigan Municipal Bond Fund, relates only to Independence One Equity Plus Fund, and Independence One Fixed Income Fund and is comprised of the following (all Funds have been referenced below to maintain consistency among the Registrant's filings and to facilitate the cross-referencing process):

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-7) Cover Page.
Item 2.   Synopsis.................(1-7) Summary of Fund Expenses.
Item 3.   Condensed Financial
           Information.............(1, 2a,3,4) Financial Highlights;
          .........................(1-7) Performance Information.

Item 4.   General Description of
           Registrant..............(1-7) General Information; (1-7)
                                   Investment Objective; (1-7) Investment
                                   Policies; (1-7) Investment Limitations;
                                   (1,2,7) Investment Risks; (7) Michigan
                                   Municipal Securities; Non-Diversification;
                                   (5) Equity Investment Considerations,
                                   Standard & Poor's.
Item 5.   Management of the Fund...(1-7) Independence One Mutual Funds
                                   Information; (1-7) Management of
                                   Independence One Mutual Funds; (7) Sub-
                                   Adviser; (1,3-7) Distribution of Fund
                                   Shares; (2a) Distribution of Class A
                                   Shares; (2b) Distribution of Class B
                                   Shares; (1-7) Administration of the Fund;
                                   (1,3) Distribution Plan; (2a) Shareholder
                                   Services Plan; (2a, 2b) Other Classes of
                                   Shares.
Item 6.   Capital Stock and Other
           Securities..............(1-7) Dividends; (1-7) Capital Gains; (1-
                                   7) Shareholder Information; (1-7) Voting
                                   Rights; (1-7) Massachusetts Partnership
                                   Law; (1-7) Effect of Banking Laws; (1-7)
                                   Tax Information; (1-7) Federal Income Tax;
                                   (1) State and Local Taxes; (7) Michigan
                                   Taxes; Other State and Local Taxes.


Item 7.   Purchase of Securities Being
           Offered.................(1-7) Net Asset Value; (1,3-7) Investing
                                   in the Fund; (2a) Investing in Class A
                                   Shares; (2b) Investing in Class B Shares;
Item 8    Redemption or Repurchase.(1,3-7) Redeeming Shares; (2a) Redemming
                                   Class A Shares; (2b) Redeeming Class B
                                   Shares;
          .........................(1-7) Exchange Privilege.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.
Item 10.  Cover Page...............(1-7) Cover Page.
Item 11.  Table of Contents........(1-7) Table of Contents.
Item 12.  General Information and
           History.................(1-7) General Information About the Fund.
Item 13.  Investment Objectives and
           Policies................(1-7) Investment Objective and Policies;
                                   (7) Michigan Investment Risks.

Item 14.  Management of the Fund...(1-7) Independence One Mutual Funds
                                   Management.
Item 15.  Control Persons and Principal
          Holders of Securities.... Not applicable.
Item 16.  Investment Advisory and Other
           Services................(1-7) Investment Advisory Services; (1-7)
                                   Administrative Services.
Item 17.  Brokerage Allocation.....(1-7) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities Being
           Offered.................(1-7) Purchasing Shares;  (1-7)
                                   Determining Net Asset Value; (1-7)
                                   Redeeming Shares; (1-7) Exchange
                                   Privilege.
Item 20.  Tax Status...............(1-4) Tax Status.
Item 21.  Underwriters.............(1,3,4) Distribution Plan; (2a)
                                   Shareholder Services Plan.
Item 22.  Calculation of Yield
           Quotations of Money Market
           Funds...................(1-7) Performance Comparisons; Yield;
                                   (1,7) Tax Equivalent Yield;
          .........................(1-3) Effective Yield; (4-7) Yield; (5-7)
                                   Total Return.

Item 23.  Financial Statements     (5,6) filed in Part A; (1,2a, 2b,3,4,7) to


                                                        INDEPENDENCE
                                                                 ONE
                                                              EQUITY
                                                                PLUS
                                                                FUND


                                              Semi-Annual Report and
                                            Supplement to Prospectus
                                               dated August 23, 1995


[logo of Michigan National Bank]
Michigan National Bank
Investment Adviser


[logo]
FEDERATED SECURITIES CORP.
---------------------------                         [logo]
Distributor                                    Independence One
                                                  Mutual Funds

Cusip 453777872
G01200-06 (12/95)



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present a financial report and supplement to your prospectus for Independence One Equity Plus Fund. This document covers the period between September 25, 1995, the date of initial public investment, through October 31, 1995. Inside, you will find complete financial information for the fund--beginning with the portfolio manager's investment review, which is followed by a list of fund holdings and its financial statements.

Your money is at work where it can grow over time--in a diversified portfolio of high-quality stocks. As you can see from the fund's holdings, many of these stocks are industry leaders whose products and services are part of daily American life.

Thank you for selecting Independence One Equity Plus Fund to help your money grow in pursuit of your long-term financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales
President
December 15, 1995

INVESTMENT REVIEW
--------------------------------------------------------------------------------
The shares of Independence One Equity Plus Fund represent interests in the fund, which is one of a series of investment portfolios in the Independence One Mutual Funds, an open-end, management investment company. The investment objective of the fund is total return. The fund will pursue this objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the Standard & Poor's 100 Composite Stock Price Index (the "S&P 100") by investing primarily in the common stocks comprising the S&P
100. The fund is neither affiliated with nor sponsored by Standard & Poor's.

The "re-engineering" movement embraced by a multitude of corporations has led to contained wage pressures and increased global competitiveness. The equity markets have heralded this strategy, as evidenced by the year-to-date rise in the S&P 500 of 30.3%, and the toppling of both the 4,000 and 5,000 barriers in the Dow Jones Industrial Average. The strong performance of the equity markets has led to an influx of assets into the fund. Since inception, total assets of the fund have grown to approximately $81 million.

The Federal Reserve Open Market Committee (the "Committee") meets eight times a year to deliberate monetary policy. The Committee has been inactive during most of 1995. The year began with its federal funds target rate at 5.50% and its official discount rate at 4.75%. On February 1, 1995, both benchmark rates were increased by 50 basis points in response to continued signs of economic strength and fears of building inflation pressures. This increase in managed interest rates turned out to be the last in the Committee's twelve month tightening program that raised the federal funds rate a total of 300 basis points. When it became apparent that the economy had indeed slowed its rate of growth the Committee reversed its stance. It lowered the federal funds rate by 25 basis points to 5.75% after its July 6th meeting. Federal Reserve (the "Fed") policymakers have left this key rate unchanged since that time.

The pace of economic activity picked up during the second half of 1995. Gross Domestic Product rose 4.2% during the third quarter and is expected to grow at a 2.8% annual rate during the fourth quarter. The unemployment rate has stayed below 6% all year, and its most recent reading was 5.5% for the month of October.

All in all, the Fed should be pleased with the overall health of the economy and the strong performance of both the equity and credit markets. It is our opinion that the Federal Reserve will need solid evidence to shift from their current posture of "wait and see."

The fund's investment adviser will continue to monitor economic and market developments to best serve our shareholders.

INDEPENDENCE ONE EQUITY PLUS FUND
(A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)
SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED AUGUST 23, 1995

 A. Please delete the "Summary of Fund Expenses" table on page 1 of the prospectus and replace it with the following table:

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...............................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)............................................................       None
Redemption Fees (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee..............................................................................................       None

                                                ANNUAL FUND OPERATING EXPENSES*
                                       (as a percentage projected of average net assets)
Management Fee (after waiver) (1).........................................................................       0.20%
12b-1 Fees................................................................................................       None
Total Other Expenses (after waiver) (2)...................................................................       0.23%
         Total Fund Operating Expenses (after waivers) (3)................................................       0.43%


(1) The estimated management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.
(2) Total Other Expenses are estimated to be 0.36% absent the anticipated voluntary waiver by the administrator.
(3) The Total Fund Operating Expenses are estimated to be 0.76% absent the voluntary waiver by the adviser and administrator.
 * Annual Fund Operating Expenses are estimated based on expenses expected to be incurred during the fiscal year ending April 30, 1996. During the course of this period, expenses may be more or less than the amount shown.

    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF VARIOUS COSTS AND EXPENSES, SEE "INDEPENDENCE ONE MUTUAL FUNDS INFORMATION" AND "INVESTING IN THE FUND." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                                           1 year     3 years
                                                                                                 ---------  ---------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period. .......................     $4         $14


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR FISCAL YEAR ENDING APRIL 30, 1996.


 B. Please insert the following "Financial Highlights" table as page 2 of the prospectus:

INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                 PERIOD ENDED
                                                                                                  (UNAUDITED)
                                                                                              OCTOBER 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                               $   10.00
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------
  Net investment income                                                                                 0.01
------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                                       0.05
------------------------------------------------------------------------------------------           -------
  Total from investment operations                                                                      0.06
------------------------------------------------------------------------------------------           -------
NET ASSET VALUE, END OF PERIOD                                                                     $   10.06
------------------------------------------------------------------------------------------           -------
TOTAL RETURN (B)                                                                                        0.60%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
  Expenses                                                                                              0.43%*
------------------------------------------------------------------------------------------
  Net investment income                                                                                 1.97%*
------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                      0.32%*
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                          $  80,780
------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                       0%
------------------------------------------------------------------------------------------


  *  Computed on an annualized basis.

 (a) Reflects operations for the period from September 25, 1995 (date of initial public investment) to October 31, 1995.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


 C. Please delete the first sentence of the sub-section entitled "To Place an Order" under the section entitled "Share Purchases" on page 10 and replace it with the following:

     "Investors may call toll-free 1-800-334-2292 to purchase shares of the Fund through Michigan National Bank or Independence One."

 D. Please insert the following sub-heading and paragraph before the heading "Exchanging Securities for Fund Shares" on page 11:

     "SYSTEMATIC INVESTMENT PROGRAM

     Once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank."

 E. Please insert the following sub-heading and paragraph before the sub-heading "Accounts with Low Balances" on page 15:

     "SYSTEMATIC WITHDRAWAL PROGRAM

     Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Michigan National Bank."

 F. Please add the following information as a final sentence of the first paragraph under the sub-heading entitled "Voting Rights" under the heading "Shareholder Information" on page 15:

     "As of December 4, 1995, Michigan National Bank may for certain purposes be deemed to control the Fund because it is owner of record of certain shares of the Fund."

 G. Please insert the following financial statements beginning as page 19 of the prospectus:

INDEPENDENCE ONE EQUITY PLUS FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------------------------
             AEROSPACE & DEFENSE--3.1%
             -------------------------------------------------------------------------------------
    15,145   Boeing Co.                                                                             $     993,891
             -------------------------------------------------------------------------------------
     2,784   General Dynamics Corp.                                                                       154,164
             -------------------------------------------------------------------------------------
    10,788   Raytheon Co.                                                                                 470,626
             -------------------------------------------------------------------------------------
     9,602   Rockwell International Group                                                                 427,289
             -------------------------------------------------------------------------------------
     5,450   United Technologies Corp.                                                                    483,687
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,529,657
             -------------------------------------------------------------------------------------  -------------
             AUTOMOTIVE--4.6%
             -------------------------------------------------------------------------------------
    16,914   Chrysler Corp.                                                                               873,185
             -------------------------------------------------------------------------------------
    47,502   Ford Motor Co.                                                                             1,365,682
             -------------------------------------------------------------------------------------
    33,057   General Motors Corp.                                                                       1,446,244
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      3,685,111
             -------------------------------------------------------------------------------------  -------------
             BANKING--3.2%
             -------------------------------------------------------------------------------------
    16,553   BankAmerica Corp.                                                                            951,797
             -------------------------------------------------------------------------------------
    17,578   Citicorp                                                                                   1,140,373
             -------------------------------------------------------------------------------------
     3,968   First Chicago Corp.                                                                          269,328
             -------------------------------------------------------------------------------------
     3,544   First Fidelity BanCorp                                                                       231,689
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,593,187
             -------------------------------------------------------------------------------------  -------------
             CAPITAL GOODS--1.4%
             -------------------------------------------------------------------------------------
     6,101   Homestake Mining Co.                                                                          93,803
             -------------------------------------------------------------------------------------
    18,584   Minnesota Mining & Manufacturing Co.                                                       1,056,965
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,150,768
             -------------------------------------------------------------------------------------  -------------
             CHEMICALS--3.7%
             -------------------------------------------------------------------------------------
    11,895   Dow Chemicals Co.                                                                            816,294
             -------------------------------------------------------------------------------------
    24,543   Du Pont (E. I.) DeNemours                                                                  1,530,870
             -------------------------------------------------------------------------------------
     3,389   Mallinckrodt Group Inc.                                                                      117,768
             -------------------------------------------------------------------------------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             CHEMICALS--CONTINUED
             -------------------------------------------------------------------------------------
     5,097   Monsanto Co.                                                                           $     533,911
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,998,843
             -------------------------------------------------------------------------------------  -------------
             COMPUTERS--6.0%
             -------------------------------------------------------------------------------------
     2,017   (a)Ceridian Corp.                                                                             87,739
             -------------------------------------------------------------------------------------
     2,454   (a)Computer Sciences Corp.                                                                   164,111
             -------------------------------------------------------------------------------------
    22,622   Hewlett Packard Co.                                                                        2,095,363
             -------------------------------------------------------------------------------------
    25,152   International Business Machines Inc.                                                       2,446,032
             -------------------------------------------------------------------------------------
     7,578   (a)Unisys Corp.                                                                               42,626
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      4,835,871
             -------------------------------------------------------------------------------------  -------------
             COSMETICS & PERSONAL CARE--0.6%
             -------------------------------------------------------------------------------------
     3,029   Avon Products Inc.                                                                           215,438
             -------------------------------------------------------------------------------------
     4,922   International Flavours & Fragrances                                                          237,486
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        452,924
             -------------------------------------------------------------------------------------  -------------
             DIVERSIFIED--0.8%
             -------------------------------------------------------------------------------------
     5,121   ITT Corp.                                                                                    627,322
             -------------------------------------------------------------------------------------  -------------
             ELECTRIC--1.3%
             -------------------------------------------------------------------------------------
    10,072   Entergy Corp.                                                                                287,052
             -------------------------------------------------------------------------------------
    29,444   Southern Co.                                                                                 702,975
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        990,027
             -------------------------------------------------------------------------------------  -------------
             ELECTRICAL EQUIPMENT--6.7%
             -------------------------------------------------------------------------------------
     3,790   Black & Decker Corp.                                                                         128,386
             -------------------------------------------------------------------------------------
     6,494   (a)Digital Equipment Corp.                                                                   351,488
             -------------------------------------------------------------------------------------
    74,913   General Electric Co.                                                                       4,738,247
             -------------------------------------------------------------------------------------
     5,625   Honeywell Inc.                                                                               236,250
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      5,454,371
             -------------------------------------------------------------------------------------  -------------
             ELECTRONICS--4.7%
             -------------------------------------------------------------------------------------
     9,623   AMP, Inc.                                                                                    377,703
             -------------------------------------------------------------------------------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             ELECTRONICS--CONTINUED
             -------------------------------------------------------------------------------------
    36,420   Intel Corp.                                                                            $   2,544,847
             -------------------------------------------------------------------------------------
     5,469   (a)National Semiconductor Corp.                                                              133,307
             -------------------------------------------------------------------------------------
     1,999   Polaroid Corp.                                                                                85,457
             -------------------------------------------------------------------------------------
     1,477   Tektronix, Inc.                                                                               87,512
             -------------------------------------------------------------------------------------
     8,310   Texas Instruments Inc.                                                                       567,157
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      3,795,983
             -------------------------------------------------------------------------------------  -------------
             ENTERTAINMENT--1.7%
             -------------------------------------------------------------------------------------
    23,033   Disney (Walt) Co.                                                                          1,327,277
             -------------------------------------------------------------------------------------
     4,534   (a)Harrah's Entertainment Inc.                                                               112,216
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,439,493
             -------------------------------------------------------------------------------------  -------------
             FINANCIAL SERVICES--2.3%
             -------------------------------------------------------------------------------------
    21,570   American Express Co.                                                                         876,281
             -------------------------------------------------------------------------------------
     3,361   First Interstate Bancorp                                                                     433,569
             -------------------------------------------------------------------------------------
     6,011   Great Western Financial Corp.                                                                135,999
             -------------------------------------------------------------------------------------
     7,784   Merrill Lynch & Co., Inc.                                                                    432,012
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,877,861
             -------------------------------------------------------------------------------------  -------------
             FOOD & BEVERAGE--9.7%
             -------------------------------------------------------------------------------------
    55,776   Coca Cola Co.                                                                              4,008,900
             -------------------------------------------------------------------------------------
    10,769   Heinz (H. J.) Co.                                                                            500,758
             -------------------------------------------------------------------------------------
    30,727   McDonalds Corp.                                                                            1,259,807
             -------------------------------------------------------------------------------------
    34,828   Pepsico Inc.                                                                               1,837,177
             -------------------------------------------------------------------------------------
     4,607   Ralston Purina Co.                                                                           273,541
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      7,880,183
             -------------------------------------------------------------------------------------  -------------
             FOREST PRODUCTS & PAPER--1.4%
             -------------------------------------------------------------------------------------
     2,112   Boise Cascade Corp.                                                                           76,560
             -------------------------------------------------------------------------------------
     4,272   Champion International Corp.                                                                 228,552
             -------------------------------------------------------------------------------------
    11,259   International Paper Co.                                                                      416,583
             -------------------------------------------------------------------------------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             FOREST PRODUCTS & PAPER--CONTINUED
             -------------------------------------------------------------------------------------
     8,990   Weyerhaeuser Co.                                                                       $     396,684
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,118,379
             -------------------------------------------------------------------------------------  -------------
             HOMEBUILDERS--0.3%
             -------------------------------------------------------------------------------------
     3,660   Fluor Corp.                                                                                  206,790
             -------------------------------------------------------------------------------------  -------------
             HOUSEHOLD PRODUCTS--0.6%
             -------------------------------------------------------------------------------------
     6,432   Colgate Palmolive Co.                                                                        445,416
             -------------------------------------------------------------------------------------  -------------
             INSURANCE--3.0%
             -------------------------------------------------------------------------------------
     9,060   American General Corp.                                                                       297,847
             -------------------------------------------------------------------------------------
    20,972   American International Group, Inc.                                                         1,769,512
             -------------------------------------------------------------------------------------
     3,208   Cigna Corp.                                                                                  317,993
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,385,352
             -------------------------------------------------------------------------------------  -------------
             MANUFACTURING--1.2%
             -------------------------------------------------------------------------------------
    15,117   Eastman Kodak Co.                                                                            946,702
             -------------------------------------------------------------------------------------
     2,463   Teledyne Inc.                                                                                 61,267
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,007,969
             -------------------------------------------------------------------------------------  -------------
             MEDICAL SUPPLIES--0.6%
             -------------------------------------------------------------------------------------
    12,240   Baxter International, Inc.                                                                   472,770
             -------------------------------------------------------------------------------------  -------------
             METALS & MINING--0.5%
             -------------------------------------------------------------------------------------
     7,894   Aluminum Co. of America                                                                      402,594
             -------------------------------------------------------------------------------------  -------------
             OFFICE EQUIPMENT--0.9%
             -------------------------------------------------------------------------------------
     1,720   Harris Corp.                                                                                  99,975
             -------------------------------------------------------------------------------------
     4,756   Xerox Corp.                                                                                  617,091
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        717,066
             -------------------------------------------------------------------------------------  -------------
             OIL & GAS--12.1%
             -------------------------------------------------------------------------------------
    21,956   Amoco Corp.                                                                                1,402,440
             -------------------------------------------------------------------------------------
     7,113   Atlantic Richfield Co.                                                                       759,313
             -------------------------------------------------------------------------------------
     6,245   Baker Hughes Inc.                                                                            122,558
             -------------------------------------------------------------------------------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             OIL & GAS--CONTINUED
             -------------------------------------------------------------------------------------
     4,636   Coastal Corp.                                                                          $     150,091
             -------------------------------------------------------------------------------------
    54,938   Exxon Corp.                                                                                4,195,890
             -------------------------------------------------------------------------------------
     5,050   Halliburton Co.                                                                              209,575
             -------------------------------------------------------------------------------------
    17,495   Mobil Corp.                                                                                1,762,621
             -------------------------------------------------------------------------------------
    14,072   Occidental Petroleum Corp.                                                                   302,548
             -------------------------------------------------------------------------------------
    10,698   Schlumberger, LTD                                                                            665,951
             -------------------------------------------------------------------------------------
     4,513   Williams Cos., Inc.                                                                          174,315
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      9,745,302
             -------------------------------------------------------------------------------------  -------------
             PHARMACEUTICALS--9.4%
             -------------------------------------------------------------------------------------
    22,430   Bristol Myers Squibb Co.                                                                   1,710,288
             -------------------------------------------------------------------------------------
    28,541   Johnson & Johnson Co.                                                                      2,326,092
             -------------------------------------------------------------------------------------
    54,693   Merck & Co. Inc.                                                                           3,144,848
             -------------------------------------------------------------------------------------
     7,572   Upjohn Co.                                                                                   384,279
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      7,565,507
             -------------------------------------------------------------------------------------  -------------
             RECREATION--1.1%
             -------------------------------------------------------------------------------------
     4,237   Brunswick Corp.                                                                               82,622
             -------------------------------------------------------------------------------------
     6,807   Capital Cities ABC, Inc.                                                                     807,480
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        890,102
             -------------------------------------------------------------------------------------  -------------
             RETAIL--5.0%
             -------------------------------------------------------------------------------------
    20,294   K Mart Corp.                                                                                 164,889
             -------------------------------------------------------------------------------------
    15,802   Limited Inc.                                                                                 290,362
             -------------------------------------------------------------------------------------
    10,997   May Department Stores Co.                                                                    431,632
             -------------------------------------------------------------------------------------
    17,225   Sears Roebuck & Co.                                                                          585,650
             -------------------------------------------------------------------------------------
     2,883   Tandy Corp.                                                                                  142,348
             -------------------------------------------------------------------------------------
    12,222   (a)Toys R Us, Inc.                                                                           267,356
             -------------------------------------------------------------------------------------
   101,602   Wal-Mart Stores Inc.                                                                       2,197,143
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      4,079,380
             -------------------------------------------------------------------------------------  -------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             STEEL--0.1%
             -------------------------------------------------------------------------------------
     4,884   (a)Bethleham Steel Corp.                                                               $      64,103
             -------------------------------------------------------------------------------------  -------------
             TELECOMMUNICATIONS--11.2%
             -------------------------------------------------------------------------------------
    70,158   AT & T Corp.                                                                               4,490,112
             -------------------------------------------------------------------------------------
    24,510   Ameritech Corp.                                                                            1,323,540
             -------------------------------------------------------------------------------------
    19,309   Bell Atlantic Corp.                                                                        1,228,535
             -------------------------------------------------------------------------------------
    29,976   MCI Communications Corp.                                                                     747,527
             -------------------------------------------------------------------------------------
    18,897   NYNEX Corp.                                                                                  888,159
             -------------------------------------------------------------------------------------
    11,217   Northern Telecom LTD                                                                         403,812
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      9,081,685
             -------------------------------------------------------------------------------------  -------------
             TRANSPORTATION--1.6%
             -------------------------------------------------------------------------------------
     6,280   Burlington Northern, Inc.                                                                    526,735
             -------------------------------------------------------------------------------------
     2,245   Delta Air Lines Inc. DE                                                                      147,328
             -------------------------------------------------------------------------------------
     2,485   (a)Federal Express Corp.                                                                     204,081
             -------------------------------------------------------------------------------------
     5,794   Norfolk Southern Corp.                                                                       447,587
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,325,731
             -------------------------------------------------------------------------------------  -------------
             UTILITIES-ELECTRIC--0.8%
             -------------------------------------------------------------------------------------
     8,223   American Electric Power Inc.                                                                 313,502
             -------------------------------------------------------------------------------------
     9,490   Unicom Corp.                                                                                 310,798
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        624,300
             -------------------------------------------------------------------------------------  -------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $73,836,478)                                         80,444,047
             -------------------------------------------------------------------------------------  -------------
             PREFERRED STOCKS--0.0%
             --------------------------------------------------------------------------------------------------
             MANUFACTURING--0.0%
             -------------------------------------------------------------------------------------
        65   Teledyne Inc., Series E, $1.20, (IDENTIFIED COST $896)                                           934
             -------------------------------------------------------------------------------------  -------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
(B) REPURCHASE AGREEMENT--0.4%
--------------------------------------------------------------------------------------------------
 $ 283,000   First Chicago Capital Markets, Inc., 5.85%, dated 10/31/1995,
             due 11/1/1995 (AT AMORTIZED COST)                                                      $     283,000
             -------------------------------------------------------------------------------------  -------------
             TOTAL INVESTMENTS (IDENTIFIED COST $73,837,374)(C)                                     $  80,727,981
             -------------------------------------------------------------------------------------  -------------


 (a) Non-income producing security.

 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

 (c) The cost of investments for federal tax purposes amounts to $73,837,374. The net unrealized appreciation of investments on a federal tax basis amounts to $6,890,607 which is comprised of $7,149,904 appreciation and $259,297 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets ($80,780,405) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified and tax cost $73,837,374)                                                                $  80,727,981
---------------------------------------------------------------------------------------------------
Cash                                                                                                         1,104
---------------------------------------------------------------------------------------------------
Income receivable                                                                                           64,734
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       80,793,819
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Accrued expenses                                                                                            13,414
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 8,028,136 shares outstanding                                                          $  80,780,405
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  73,817,589
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               6,890,607
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                                 1,130
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         71,079
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  80,780,405
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$80,780,405 / 8,028,136 shares outstanding                                                                  $10.06
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM SEPTEMBER 25, 1995 TO OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $     82,958
----------------------------------------------------------------------------------------------------
Interest                                                                                                     3,773
----------------------------------------------------------------------------------------------------  ------------
     Total income                                                                                           86,731
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                    $  14,426
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                      4,366
-----------------------------------------------------------------------------------------
Custodian fees                                                                                 2,236
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                         541
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                        252
-----------------------------------------------------------------------------------------
Legal fees                                                                                       325
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      3,138
-----------------------------------------------------------------------------------------
Printing and postage                                                                             541
-----------------------------------------------------------------------------------------
Insurance premiums                                                                               613
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                    793
-----------------------------------------------------------------------------------------  ---------
     Total expenses                                                                           27,231
-----------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------
  Waiver of investment advisory fee                                               ($7,213)
------------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                              (4,366)
------------------------------------------------------------------------------  ---------
     Total waivers                                                                           (11,579)
-----------------------------------------------------------------------------------------  ---------
          Net expenses                                                                                      15,652
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                        71,079
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                             1,130
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     6,890,607
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                     6,891,737
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  6,962,816
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 PERIOD ENDED
                                                                                                  (UNAUDITED)
                                                                                               OCTOBER 31, 1995*
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------------
Net investment income                                                                           $        71,079
-------------------------------------------------------------------------------------------
Net realized gain on investments ($1,130 net gain,
as computed for federal tax purposes)                                                                     1,130
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                 6,890,607
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from operations                                                   6,962,816
-------------------------------------------------------------------------------------------  ---------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                         75,073,368
-------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                              (1,255,779)
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from share transactions                                          73,817,589
-------------------------------------------------------------------------------------------  ---------------------
          Change in net assets                                                                       80,780,405
-------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------
Beginning of period                                                                                           0
-------------------------------------------------------------------------------------------  ---------------------
End of period (including undistributed net investment income of $71,079)                        $    80,780,405
-------------------------------------------------------------------------------------------  ---------------------


*For the period from September 25, 1995 (date of initial public investment) to October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE EQUITY PLUS FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five diversified portfolios and two non-diversified portfolios. The financial statements included herein are only those of Independence One Equity Plus Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                                 PERIOD ENDED
                                                                                               OCTOBER 31, 1995*
Shares sold                                                                                         8,152,355
-------------------------------------------------------------------------------------------
Shares redeemed                                                                                      (124,219)
-------------------------------------------------------------------------------------------  ---------------------
     Net change resulting from share transactions                                                   8,028,136
-------------------------------------------------------------------------------------------  ---------------------


*For the period from September 25, 1995 to (date of initial public investment) to October 31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation, Sosnoff Sheridan Corporation receives an annual fee from the Adviser equal to .035 of 1% of


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------
the Fund's average daily net assets. Sosnoff Sheridan Group may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers of the Trust are Officers and Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1995, were as follows:

PURCHASES                                                                                            $  73,641,574
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $      88,330
---------------------------------------------------------------------------------------------------  -------------


TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                        Edward C. Gonzales
Harold Berry                             President and Treasurer
Clarence G. Frame                      Jeffrey W. Sterling
Harry J. Nederlander                     Vice President and Assistant Treasurer
Thomas S. Wilson                       Jay S. Neuman
                                         Secretary
                                       Gail Cagney
                                         Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



INDEPENDENCE ONE EQUITY PLUS FUND
(A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)


PROSPECTUS
The shares of Independence One Equity Plus Fund (the "Fund") offered by this prospectus represent interests in the Fund which is a diversified portfolio and one of a series of investment portfolios in Independence One Mutual Funds (the "Trust"), an open-end management investment company (a mutual fund). Michigan National Bank professionally manages the Fund's portfolio.

The investment objective of the Fund is total return. The Fund will pursue this objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the Standard & Poor's 100 Composite Stock Price Index (the "S&P 100") by investing primarily in the common stocks comprising the S&P 100. The Fund is neither affiliated with nor sponsored by Standard & Poor's ("S&P").

Shares of the Fund are intended to be sold as an investment vehicle for institutions, corporations, fiduciaries and individuals. Shareholders can invest, reinvest, or redeem shares at any time without charge or penalty imposed by the Fund. Shareholders have access to other portfolios of the Trust through an exchange program.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MICHIGAN NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY MICHIGAN NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated August 23, 1995 with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or calling toll-free 1-800-334-2292.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


       Prospectus dated August 23, 1995




TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objective                                                         2
  Investment Policies                                                          2
  Acceptable Investments                                                       3

     Stock Index Futures and Options                                           4
       Risks                                                                   4

     Temporary Investments                                                     5
  Equity Investment Considerations                                             6

  Derivative Contracts and Securities                                          6
  Investment Limitation                                                        6


INDEPENDENCE ONE MUTUAL FUND
  INFORMATION                                                                  6
------------------------------------------------------

  Management of the Trust                                                      6
     Board of Trustees                                                         6
     Investment Adviser                                                        6
       Advisory Fees                                                           7
       Adviser's Background                                                    7
     Sub-Adviser                                                               8
  Distribution of Fund Shares                                                  8
  Administration of the Fund                                                   8
     Administrative Services                                                   8
     Custodian                                                                 9
     Transfer Agent and
       Dividend Disbursing Agent                                               9
     Independent Auditors                                                      9
  Expenses of the Fund                                                         9

NET ASSET VALUE                                                                9
------------------------------------------------------

INVESTING IN THE FUND                                                         10
------------------------------------------------------

  Share Purchases                                                             10
     To Place an Order                                                        10
  Minimum Investment Required                                                 10
  What Shares Cost                                                            10
  Certificates and Confirmations                                              11
  Dividends and Capital Gains                                                 11

EXCHANGING SECURITIES FOR FUND SHARES                                         11
------------------------------------------------------

EXCHANGE PRIVILEGE                                                            12
------------------------------------------------------

     Exchange by Telephone                                                    12
     Written Exchange                                                         13

REDEEMING FUND SHARES                                                         13
------------------------------------------------------

     By Telephone                                                             13
     By Mail                                                                  14
  Accounts with Low Balances                                                  15

SHAREHOLDER INFORMATION                                                       15
------------------------------------------------------

     Voting Rights                                                            15
     Massachusetts Partnership Law                                            15

EFFECT OF BANKING LAWS                                                        16
------------------------------------------------------
TAX INFORMATION                                                               16
------------------------------------------------------

  Federal Income Tax                                                          16

PERFORMANCE INFORMATION                                                       17
------------------------------------------------------

STANDARD & POOR'S                                                             18
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..............................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None


                        ANNUAL FUND OPERATING EXPENSES*
               (As a percentage of projected average net assets)

Management Fee (after waiver)(1).........................................................................       .20%
12b-1 Fees...............................................................................................       None
Total Other Expenses (after waiver)(2)...................................................................       .31%
     Total Fund Operating Expenses(3)....................................................................       .51%


(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) Total Other Expenses are estimated to be 0.35% absent the anticipated voluntary waiver by the administrator.

(3) The Total Fund Operating Expenses are estimated to be 0.75% absent the anticipated voluntary waivers detailed in notes (1) and (2).

*Annual Fund Operating Expenses in the table above are estimated based on expenses expected to be incurred during the fiscal year ending April 30, 1996. During the course of this period, expenses may be more or less than the amount shown.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR A MORE COMPLETE DESCRIPTION OF THE VARIOUS COSTS AND EXPENSES, SEE "INDEPENDENCE ONE MUTUAL FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                                            1 YEAR     3 YEAR
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return; and (2) redemption at the end of each time period.
The Fund charges no redemption fees.............................................................     $5         $16


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FISCAL YEAR ENDING APRIL 30, 1996.


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated
January 9, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Trust's portfolio known as Independence One Equity Plus Fund. As of the date of this prospectus, the Fund does not offer separate classes of shares.

Shares of the Fund are designed primarily for individuals and institutions as a convenient means of accumulating an interest in a professionally-managed, diversified portfolio investing substantially in the common stocks of companies with very large market capitalization. A minimum initial investment of $1,000 is required. Subsequent investments must be in the amount of at least $100.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is total return. The investment objective cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund will pursue its investment objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100 by investing primarily in the stocks comprising the S&P 100. Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

The S&P 100 is a capitalization-weighted index of 100 stocks from a broad range of industries. It provides a measure of overall large company performance because it comprises 100 blue chip stocks from diverse industry groups. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all 100 stocks and divided by a predetermined base value. The base value for the S&P 100 is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights and substitutions. Inclusion of a particular stock in the S&P 100 in no way implies an opinion by S&P as to its investment attractiveness, nor is S&P a sponsor or in any way affiliated with the Fund.

Under normal circumstances, at least 80% of the Fund's assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100. With respect to this 80% investment level, the Fund will attempt to achieve a high degree of correlation between the performance of its portfolio and that of the S&P 100. In managing this portion of the Fund's assets, Michigan National Bank (the "Adviser") and Sosnoff Sheridan Group (the "Sub-Adviser") (collectively, the "Advisers") will utilize a technique called index fund management which entails the use of a computer program to track the S&P 100 on a daily basis. The Advisers will purchase and sell securities from the Fund's portfolio as necessary to continually and accurately duplicate the composition of the S&P 100, as appropriate, as it changes over time. The Advisers will continually assess the validity of the adjustments made to the Fund's portfolio.

With respect to the remaining 20% of the Fund's assets, the Advisers will normally select common stocks that are included in the S&P 100, the weightings of which may or may not be identical to that of the S&P 100. These weightings will be determined by the Advisers in an effort to exceed the total return performance of the S&P 100. Several criteria are considered in selecting those stocks that, in the Advisers' opinion, are likely to have above-average performance. These criteria include: (1) projections by securities analysts of the stock's earnings and dividend growth; (2) growth potential, as measured by reinvestment of a high portion of a company's current earnings; (3) improving earnings outlook, as determined based upon surveys of Wall Street securities analysts; (4) technical measures, such as rising trading volume indicating an increasing investor interest in a stock; and (5) dividend yield, with preference being given to high-yield stocks and stocks of companies which pay no dividends and retain their earnings to finance growth.

The Fund's ability to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100 will depend partly on the size and timing of cash flows into and out of the Fund. Investment changes to accommodate these cash flows will be made to maintain the similarity of the Fund's portfolio to the S&P 100, with respect to the 80% investment level described above, to the maximum practicable extent. With respect to the reciprocal 20% investment level described above, changes will be made to accommodate cash flows, as appropriate. From time to time, adjustments may be made in the Fund because of changes in the composition of the S&P 100 as announced by S&P. It is anticipated that these adjustments will occur infrequently, and therefore, the accompanying costs, including brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. Portfolio turnover is also expected to be lower than for most other investment companies. The adverse financial situation of an issuer may not directly result in the elimination of its securities from the portfolio, unless the securities are removed from the S&P 100. The Fund reserves the right to remove an investment from the Fund if, in the Advisers' opinion, the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

ACCEPTABLE INVESTMENTS

In addition to the investment policies described above, the Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund will only enter into stock index futures contracts for the purpose of offsetting risks from other positions.


The Fund may hold cash reserves which may be invested in temporary investments which include, but are not limited to, short-term money market instruments, U.S. government securities (including variable rate U.S. government securities), and repurchase agreements. The Fund may also invest in restricted and illiquid securities, securities of other investment companies, and lend portfolio securities.


STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions.
These contracts and options will serve three purposes. First, the contracts, some of which require a small margin, will allow the Fund to maintain sufficient liquidity to meet redemption requests, thereby handling cash flows into and out of the Fund. In addition, the contracts will increase the level of Fund assets that may be devoted to attempting to approximate the investment return of the S&P 100. Third, participation in futures contracts could potentially reduce transaction costs, since transaction costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.


     RISKS. There are several risks accompanying the utilization of futures contracts to effectively anticipate market movements. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. Furthermore, because, by definition, futures contracts look to projected price levels in the future, and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the corresponding stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.


     The effective use of futures and options as hedging techniques depends on the correlation between their prices and the behavior of the Fund's portfolio securities as well as the Adviser's ability to accurately predict the direction of stock prices, interest rates and other relevant economic factors. In addition, daily limits on the fluctuation of futures and options prices could cause the Fund to be unable to timely liquidate its futures or options position and cause it to suffer greater losses than would otherwise be the case. In this regard, the Fund may be unable to anticipate the extent of its losses from futures transactions. The Statement of Additional Information includes a further discussion of futures and options transactions.


     In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and make clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Finally, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.


TEMPORARY INVESTMENTS. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash and cash items including: short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and repurchase agreements.

The Fund may also hold the instruments described above in such amounts as necessary: to provide funds for the settlement of portfolio transactions; pending investment of cash receipts in the ordinary course of business; and to meet requests for redemption of Fund shares.


     U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to, the following:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

     Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.

     REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


EQUITY INVESTMENT CONSIDERATIONS

As described above, the Fund invests primarily in the common stocks comprising the S&P 100. As with other mutual funds that invest primarily in common stocks, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stocks prices generally decrease.


DERIVATIVE CONTRACTS AND SECURITIES

The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies and limitations.


INVESTMENT LIMITATION

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge securities to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

INDEPENDENCE ONE MUTUAL FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Michigan National Bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse certain expenses of the Fund.

     ADVISER'S BACKGROUND. Michigan National Bank, a national banking association, is a wholly-owned subsidiary of Michigan National Corporation ("MNC"). Through its subsidiaries and affiliates, MNC, Michigan's fifth largest bank holding company in terms of total assets, as of December 31, 1994, offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") have managed custodial assets totaling $9 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.2 billion.

     Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964. In addition, Michigan National Bank presently manages its own investment portfolio of approximately $300 million in taxable, short-term instruments.

     As part of its regular banking operations, Michigan National Bank may make loans to or provide credit support for obligations issued by public companies or municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Michigan National Bank. The lending relationship will not be a factor in the selection of securities.

     Sharon Dischinger is Second Vice President and Portfolio Manager for Michigan National Bank and Independence One Capital Management Corporation in Farmington Hills, and has been responsible for management of the Fund's portfolio since its inception. Ms. Dischinger joined Michigan National Bank in 1990 and is currently the head equity trader. She is also a General Securities Representative. Prior to Michigan National Bank, Ms. Dischinger was the head equity trader at Morison Asset Management.

     On February 4, 1995, the Board of Directors of MNC approved a definitive agreement for the acquisition of that company by National Australia Bank Limited ("NAB"), which is a transnational banking organization, headquartered in Melbourne, Australia. On June 2, 1995, shareholders of MNC approved the merger. As a result, upon completion of the merger, MNC and its subsidiaries, including the Adviser, would become direct or indirect subsidiaries of NAB. It is anticipated that the merger will be completed in the third or fourth quarter of 1995. It is also anticipated that operations will continue to be conducted under the Michigan National Corporation and Michigan National Bank names.


     Under provisions of the Investment Company Act of 1940, completion of the merger would result in an assignment, and termination, of the Fund's current investment advisory contract with the Adviser. In view of the pending merger, the Fund's Board of Trustees has approved a new investment advisory contract ("New Advisory Contract") between the Trust and Michigan National Bank, as a subsidiary of National Australia Bank Limited (the "New Adviser"). The terms of the New Advisory Contract are identical in all material respects to the present advisory contract, i.e., Michigan National Bank will continue to provide investment advisory services to the Fund, and there will be no change in either the Fund's investment objective or investment policies, or the fees payable by the Fund for advisory services. The New Advisory Contract would become effective upon consummation of the merger, which is subject to the satisfaction of certain conditions including, among others, the receipt of all necessary regulatory approvals.

SUB-ADVISER. Pursuant to the terms of an investment sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation (doing business as Sosnoff Sheridan Group), the Sub-Adviser furnishes certain investment advisory services to the Adviser, including investment research, statistical and other factual information, and recommendations, based on its analysis, and assists the Adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser pursuant to the sub-advisory agreement, the Sub-Adviser is entitled to receive an annual fee of 0.035% of the average daily value of the Fund's equity securities payable by the Adviser. The Sub-Adviser may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the Adviser. The Sub-Adviser, located at 440 South LaSalle Street, Suite 2301, Chicago, Illinois, 60605, is a corporation controlled by Thomas Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary. Although Messrs. Sosnoff and Sheridan have experience in providing index management services, they have not previously served as a sub-adviser to an investment company. In the event that the Sub-Adviser, for any reason, ceases to furnish sub-advisory services to the Fund, the Adviser will assume direct responsibility for all advisory functions.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

        MAXIMUM                    AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE               NET ASSETS OF THE TRUST
      .150 of 1%         on the first $250 million
      .125 of 1%         on the next $250 million
      .100 of 1%         on the next $250 million
      .075 of 1%         on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in Independence One Mutual Funds. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, Massachusetts, is transfer agent for the shares of the Fund and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.

EXPENSES OF THE FUND

The Fund pays all of its own expenses and its allocable share of the Trust's expenses. These expenses include, but are not limited to, the cost of: organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Fund and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meetings of Trustees and shareholders and proxy solicitations therefor; insurance premiums; association membership dues; and such nonrecurring and extraordinary items as may arise. However, the Adviser may voluntarily waive and/or reimburse some expenses.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund, and dividing the remainder by the total number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Fund may be purchased through Michigan National Bank, Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the distributor. Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573. Investors may purchase shares of the Fund on days on which both the New York Stock Exchange and the Federal Reserve Wire System are open for business. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

TO PLACE AN ORDER. Investors may call toll-free 1-800-344-2292 to purchase shares of the Fund through Michigan National Bank or Independence One. In addition, investors may purchase shares of the Fund by calling their authorized broker directly. Payments may be made either by check or wire transfer of federal funds.

Payment by wire must be received before 4:00 p.m. (Eastern time). It is the responsibility of Michigan National Bank, Independence One or broker/dealers to transmit orders to the Fund by 5:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. For settlement of an order, payment must be received within three business days of receipt of the order by check or wire transfer. To purchase by check, the check must be included with the order and made payable to "Independence One Equity Plus Fund." Checks must be converted into federal funds to be considered received.

Federal funds should be wired as follows: Federated Services Company c/o Michigan National Bank, Farmington Hills, Michigan; Account Number: 6856238933; For Credit to: Independence One Equity Plus Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 072000805.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares of the Fund are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

The net asset value is determined at the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless shareholders so request by contacting their Michigan National Bank or Independence One representative or authorized broker in writing.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.


DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid quarterly. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains are automatically reinvested on payment dates in additional shares without a sales charge unless cash payments are requested by shareholders in writing to the Fund through their Michigan National Bank or Independence One representative or authorized broker. Shares purchased with reinvested dividends are credited to shareholder accounts on the following day.

EXCHANGING SECURITIES FOR FUND SHARES
--------------------------------------------------------------------------------

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

All shareholders of the Fund are shareholders of the Trust, which consists of the Fund, Independence One Fixed Income Fund, Independence One Michigan Municipal Bond Fund, Independence One U.S. Government Securities Fund and the following money market funds: Independence One Michigan Municipal Cash Fund; Independence One Prime Money Market Fund; and Independence One U.S. Treasury Money Market Fund. Shareholders of the Fund have access to these funds ("participating funds") through an exchange program.

With the exception of Independence One Prime Money Market Fund, the participating funds currently offer only one class of shares. If such funds should add a second class of shares, exchanges may be limited to shares of the same class of each fund. Shareholders of the Fund have access to both Class A and Class B Shares of Independence One Prime Money Market Fund through the exchange program.

Shares of the Fund may be exchanged for shares of participating funds at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value at least equal to the minimum investment of the participating fund into which they are exchanging. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which the exchange is being made.

The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by the transfer agent of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend, and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Fund Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Michigan National Bank or Independence One representative or authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by telephone to their Michigan National Bank or Independence One representative by calling 1-800-334-2292. In addition, investors may exchange shares by calling their authorized brokers directly. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors requests this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker. Telephone exchange instructions may be recorded.

Telephone exchange instructions must be received by Michigan National Bank, Independence One or an authorized broker and transmitted to the transfer agent before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange into a fund will not receive a dividend from the Fund on the date of the exchange.

Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Michigan National Bank or Independence One representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, the transfer agent, by a Michigan National Bank or Independence One representative or authorized broker and deposited to the shareholder's account before being exchanged.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065. In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

REDEEMING FUND SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Telephone or written requests for redemption must be received in proper form and can be made to the Fund through a Michigan National Bank or Independence One representative or authorized broker. Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

BY TELEPHONE. Shares may be redeemed by telephoning a Michigan National Bank or an Independence One representative at 1-800-334-2292. In addition, shareholders may redeem shares by calling their authorized brokers directly. Redemption requests must be received and transmitted to the transfer agent before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The Michigan National Bank or Independence One representative or authorized broker is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the transfer agent. Registered broker/dealers may charge customary fees and commissions for this service. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

For calls received before 4:00 p.m. (Eastern time) proceeds will normally be wired the next day to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System or a check will be sent to the address of record. In no event will proceeds be wired or a check sent more than seven days after a proper request for redemption has been received.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may redeem shares by sending a written request to the Fund through their Michigan National Bank or Independence One representative or authorized broker. The written request should include the shareholder's name, the Fund name, the class designation, the account number, and the share or dollar amount requested. Shareholders redeeming through Michigan National Bank or Independence One should mail written requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065. Investors redeeming through an authorized broker should mail written requests directly to their broker.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution", as defined in the Securities & Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as an investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. Michigan National Bank is subject to such banking laws and regulations.


Michigan National Bank believes, based on the advice of its counsel, that Michigan National Bank may perform the services for the Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Michigan National Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Michigan National Bank. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Michigan National Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises its total return and yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PERFORMANCE INFORMATION FOR PREDECESSOR COMMON EQUITY FUND. The Fund is the successor to the Michigan National Bank Common Equity Fund (the "Common Equity Fund"), a pooled investment fund previously managed by the Fund's Adviser. It is anticipated that the assets from the Common Equity Fund will be transferred to the Fund in connection with the Fund's commencement of operations.
Set forth below are certain performance data for the Common Equity Fund, as well as for the equity portfolio of the Michigan National Bank Pension Plan, which is also currently managed by the Fund's Adviser. This information is deemed relevant because each of these accounts (referred to collectively as the "Similarly Managed Accounts") has been managed using substantially the same investment objective, policies, and limitations as those used by the Fund. However, the past performance data shown below is not necessarily indicative of the Fund's future performance. The Fund is subject to active management, and its investments will vary from time to time. Although the Fund's investments will be substantially identical to the past portfolio investments of the Similarly Managed Accounts, the nature of all these products is such that their performance history can be substantially affected by the length of their operating history and the timing and size of cash flows into and out of them. In that regard, the Adviser has indicated that such factors are the primary reasons for the differences in the historical performance of these products, as shown below. Moreover, neither of the Similarly Managed Accounts incurred expenses that correspond to the advisory, administrative, and other fees to which the Fund is subject. Accordingly, the performance information shown below has been adjusted to reflect the anticipated total expenses for the Fund, net of voluntary waivers. This adjustment has the effect of lessening the actual performance for each Similarly Managed Account. The aggregate total returns for the period from inception* through June 30, 1995 for Common Equity Fund and Pension Plan were 21.55% and 19.92%, respectively.

  * The inception dates for Common Equity Fund and Pension Plan are January 1, 1995, and January 6, 1995, respectively.

STANDARD & POOR'S
--------------------------------------------------------------------------------

"Standard & Poor's(R)", "S&P(R)", and "S&P 100(R)" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Michigan National Bank. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P").


S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Standard & Poor's 100 Index ("S&P 100 Index") to track general stock market performance. S&P's only relationship to Michigan National Bank (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 100 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



INDEPENDENCE ONE
MUTUAL FUNDS

INDEPENDENCE ONE
EQUITY PLUS FUND
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

SUB-ADVISER
Sosnoff Sheridan Corporation
440 South LaSalle Street
Suite 2301
Chicago, Illinois 60605

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15219

[RECYCLED PAPER LOGO]


Cusip 453777872
G00979-08 (5/95)




Independence One(R)
Equity Plus Fund
Distributed by Federated Securities Corp.


Prospectus dated
August 23, 1995




[LOGO OF MICHIGAN NATIONAL BANK]




                       INDEPENDENCE ONE EQUITY PLUS FUND
                 (A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information should be read with the prospectus of Independence One Equity Plus Fund (the "Fund"), a portfolio in Independence One Mutual Funds (the "Trust"), dated August 23, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, write the Fund or call toll-free at 1-800-334-2292.


     FEDERATED INVESTORS TOWER
     PITTSBURGH, PENNSYLVANIA 15222-3779


                        Statement dated August 23, 1995


      FEDERATED SECURITIES CORP.
      --------------------------------------------------
      Distributor
      A subsidiary of FEDERATED INVESTORS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT THE FUND                                             1
---------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES                                              1
---------------------------------------------------------------

  Types of Investments                                                         1
  Portfolio Turnover                                                           3
  Investment Limitations                                                       3

INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT                                       5
---------------------------------------------------------------

  Officers and Trustees                                                        5
  Fund Ownership                                                               7
  Trustees' Compensation                                                       7
  Trustee Liability                                                            7

INVESTMENT ADVISORY SERVICES                                                   7
---------------------------------------------------------------

  Adviser to the Fund                                                          7
  Advisory Fees                                                                8

ADMINISTRATIVE SERVICES                                                        8
---------------------------------------------------------------

CUSTODIAN                                                                      8
---------------------------------------------------------------

BROKERAGE TRANSACTIONS                                                         8
---------------------------------------------------------------

PURCHASING SHARES                                                              9
---------------------------------------------------------------

  Conversion to Federal Funds                                                  9

DETERMINING NET ASSET VALUE                                                    9
---------------------------------------------------------------

DETERMINING MARKET VALUE OF SECURITIES                                         9
---------------------------------------------------------------

REDEEMING SHARES                                                               9
---------------------------------------------------------------

  Redemption in Kind                                                           9

TAX STATUS                                                                    10
---------------------------------------------------------------

  The Fund's Tax Status                                                       10
  Shareholders' Tax Status                                                    10
  Capital Gains                                                               10

TOTAL RETURN                                                                  10
---------------------------------------------------------------

YIELD                                                                         10
---------------------------------------------------------------
PERFORMANCE COMPARISONS                                                       10
---------------------------------------------------------------



GENERAL INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

The Fund is a portfolio in Independence One Mutual Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989.

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

The Fund's investment objective is total return. This investment objective cannot be changed without the approval of shareholders.

TYPES OF INVESTMENTS

In addition to the common stocks described in the prospectus, the Fund may also invest in temporary investments which include, but are not limited to, short-term money market instruments and U.S. government obligations, and securities in such proportions as, in the judgment of the Adviser, prevailing market conditions warrant. The following discussion supplements the description of the Fund's investment policies in the prospectus. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.

     U.S. GOVERNMENT OBLIGATIONS

       The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

        the full faith and credit of the U.S. Treasury;

        the issuer's right to borrow from the U.S. Treasury;

        the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

        the credit of the agency or instrumentality issuing the obligations.

       Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

        Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;

        Farmers Home Administration;

        Federal Home Loan Banks;

        Federal Home Loan Mortgage Corporation;

        Federal National Mortgage Association;

        Government National Mortgage Association; and

        Student Loan Marketing Association.

     VARIABLE RATE U.S. GOVERNMENT SECURITIES

       In the case of certain U.S. government securities purchased by the Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices.

       Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

       The Fund may purchase variable rate U.S. government securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

     MONEY MARKET INSTRUMENTS

       The Fund may invest in the following money market instruments:

        instruments of domestic and foreign banks and savings and loans having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured is insured in full by the Federal Deposit Insurance Corporation ("FDIC");

        commercial paper issued by domestic or foreign corporations rated A-1 by Standard & Poor's Ratings Group ("S&P") Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc. or, if unrated, of comparable quality as determined by the Fund's investment adviser;


--------------------------------------------------------------------------------

        time and savings deposits whose accounts are insured by the Bank Insurance Fund ("BIF") or in institutions whose accounts are insured by the Savings Association Insurance Fund, which is also administered by the FDIC, including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks; or

        bankers' acceptances.

     REPURCHASE AGREEMENTS

       The Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller of the securities filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

     STOCK INDEX FUTURES AND OPTIONS

       The Fund may utilize stock index futures contracts, options, and options on futures contracts as discussed in the prospectus.

       A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because both the initial and variation margin resemble a performance bond or good faith deposit on the contract, they are returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since futures contracts margin does not involve the borrowing of funds to finance the transaction.

       A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.


       The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. Writing of call options is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.


       The Fund may only: (1) buy listed put options on stock indices; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.


--------------------------------------------------------------------------------

     REVERSE REPURCHASE AGREEMENTS

       The Fund also may enter into reverse repurchase agreements under certain circumstances. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

       When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

     LENDING OF PORTFOLIO SECURITIES


       In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned.

       There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
       The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan. In circumstances where the Fund does not, the Fund would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

PORTFOLIO TURNOVER

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%.

INVESTMENT LIMITATIONS

     SELLING SHORT AND BUYING ON MARGIN

       The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     ISSUING SENIOR SECURITIES AND BORROWING MONEY
       The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not purchase any securities while borrowings in excess of 5% of the value of the Fund's total assets are outstanding.

     PLEDGING ASSETS

       The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For the purpose of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities.


--------------------------------------------------------------------------------

     INVESTING IN REAL ESTATE

       The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES
     CONTRACTS

       The Fund will not purchase or sell commodities, commodity contracts or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

     UNDERWRITING
       The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     DIVERSIFICATION OF INVESTMENTS

       With respect to securities comprising 75% of the value of its assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the voting securities of any one issuer.

     CONCENTRATION OF INVESTMENTS

       The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.

     LENDING CASH OR SECURITIES

       The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES


       The Fund can acquire up to 3% of the total outstanding stock of other investment companies. The Fund will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales load exceeding 1-1/2 percent. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. While it is the Fund's policy to waive its investment advisory fees on Fund assets invested in securities of other open-end investment companies, it should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.


     INVESTING IN RESTRICTED SECURITIES

       The Fund will not invest more than 5% of its total assets in securities subject to restrictions on resale under the federal securities laws, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

     INVESTING IN ILLIQUID SECURITIES

       The Fund will not invest more than 15% of the value of its net assets in illiquid obligations including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain securities not determined by the Trustees to be liquid, and non-negotiable fixed income time deposits with maturities over seven days.

     INVESTING IN MINERALS

       The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest in or sponsor such programs.

     INVESTING IN NEW ISSUERS

       The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have less than three years of operations including the operation of any predecessor.

     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST

       The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .5 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

     INVESTING IN PUT OPTIONS

       The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

     WRITING COVERED CALL OPTIONS

       The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     INVESTING IN WARRANTS


       The Fund will not invest more than 5% of its assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, the Fund will limit its investment in such warrants not listed on nationally recognized stock exchanges to 2% of its net assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.


     PURCHASING SECURITIES TO EXERCISE CONTROL

       The Fund will not purchase securities of a company for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Fund does not intend to borrow money in excess of 5% of the value of its total assets during the current year.

To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)

INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, birthdates, principal occupations, and present positions, including any affiliation with Michigan National Bank, Michigan National Corporation, Federated Investors, Federated Securities Corp., Federated Administrative Services, and Federated Services Company.


--------------------------------------------------------------------------------

Robert E. Baker
4327 Stoneleigh Road
Bloomfield Hills, MI
Birthdate: May 6, 1930

Trustee

Retired; formerly, Vice Chairman, Chrysler Financial Corporation.
--------------------------------------------------------------------------------

Harold Berry
100 Galleria Officentre,
  Suite 219
Southfield, MI
Birthdate: September 17, 1925

Trustee

Managing Partner, Berry Enterprises; Chairman, Independent Sprinkler Companies, Inc.; formerly, Chairman, Executive Committee, Federal Enterprises, Inc.; Chairman, Berry, Ziegelman & Company.
--------------------------------------------------------------------------------

Clarence G. Frame+
W-875 First Bank Building
332 Minnesota Street
St. Paul, MN
Birthdate: July 26, 1918

Trustee

Director, Tosco Corporation, Chicago Milwaukee Corporation, and Voyageur Funds Group; formerly, Vice Chairman, First Bank System, Inc. and President, The First National Bank of St. Paul, a subsidiary of First Bank System, Inc.
--------------------------------------------------------------------------------

Harry J. Nederlander+*
231 S. Woodward,
  Suite 219
Birmingham, MI
Birthdate: September 5, 1917

Trustee

Chairman, Nederlander Enterprises.
--------------------------------------------------------------------------------

Thomas S. Wilson
Two Championship Drive
Auburn Hills, MI
Birthdate: October 9, 1949

Trustee

President and Executive Administrator, Detroit Pistons; President, Arena Associates, Inc.
--------------------------------------------------------------------------------

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 22, 1930

President and Treasurer

Executive Vice President, Treasurer and Director, Federated Securities Corp.; Chairman, Treasurer and Trustee, Federated Administrative Services; Vice President, Treasurer and Trustee, Federated Investors.
--------------------------------------------------------------------------------
Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate: February 5, 1947
Vice President and Assistant Treasurer

Vice President, Federated Administrative Services.
--------------------------------------------------------------------------------

Jay S. Neuman
Federated Investors Tower
Pittsburgh, PA
Birthdate: April 22, 1950

Secretary

Corporate Counsel, Federated Investors; Prior to January 1991, Associate Counsel, The Boston Company
Advisors, Inc.
--------------------------------------------------------------------------------

+Member of the Trust's Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board

*This Trustee is deemed to be an "interested person" of the Fund or Trust as defined in the Investment Company Act of 1940.

FUND OWNERSHIP

Officers and Trustees own less than 1% of the outstanding shares of the Fund.

TRUSTEES' COMPENSATION

                               AGGREGATE
     NAME, POSITION          COMPENSATION
       WITH TRUST             FROM TRUST*
Robert E. Baker                 $8,500
  Trustee

Harold Berry                    $8,500
  Trustee

Clarence G. Frame               $8,500
  Trustee

Harry J. Nederlander            $8,500
  Trustee

Thomas S. Wilson                $7,650
  Trustee


* Information is furnished for the fiscal year ended April 30, 1995. The aggregate compensation is provided for the Trust which was comprised of four portfolios at April 30, 1995. The Trust is the only investment company in the Fund Complex.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

ADVISER TO THE FUND

The Fund's investment adviser is Michigan National Bank (the "Adviser").

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Michigan National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Michigan National Bank's or its affiliates' lending relationships with an issuer.

ADVISORY FEES

For its advisory services, Michigan National Bank receives an annual investment advisory fee as described in the prospectus.

     STATE EXPENSE LIMITATIONS

       The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Trust for its expenses over the limitation.

       If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.

       This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus.

CUSTODIAN
--------------------------------------------------------------------------------

Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Fund. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the custodian an annual fee based upon the average daily net assets of the Fund and which is payable monthly. The custodian will also charge transaction fees and out-of-pocket expenses.

BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:

 advice as to the advisability of investing in securities;

 security analysis and reports;

 economic studies;
 industry studies;

 receipt of quotations for portfolio evaluations; and

 similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Adviser for other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.


PURCHASING SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value without a sales charge on days when both the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Michigan National Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES
--------------------------------------------------------------------------------

The market values of the Fund's portfolio securities are determined as follows:

 for equity securities, according to the last sale price on a national securities exchange, if applicable;

 in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

 for unlisted equity securities, latest bid prices;

 for bonds and other fixed income securities, as determined by an independent pricing service;

 for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

 for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts and options at their market values established by the exchanges at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at the next computed net asset value after Federated Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Fund Shares."

REDEMPTION IN KIND

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made (for any shareholder requesting redemption) in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.


TAX STATUS
--------------------------------------------------------------------------------

THE FUND'S TAX STATUS

The Fund expects to pay no federal income tax because it intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

 derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

 derive less than 30% of its gross income from the sale of securities held less than three months;

 invest in securities within certain statutory limits; and

 distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

TOTAL RETURN
--------------------------------------------------------------------------------

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.

YIELD
--------------------------------------------------------------------------------

The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------

The Fund's performance depends upon such variables as:

 portfolio quality;

 average portfolio maturity;

 type of instruments in which the portfolio is invested;

 changes in interest rates and market value of portfolio securities;

 changes in the Fund's expenses; and

 various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value
--------------------------------------------------------------------------------
portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

 STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS AND STANDARD & POOR'S 100 INDEX, a composite indices of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

 LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, the Fund will quote is Lipper ranking in the "index funds" category in advertising and sales literature.

 MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.


Cusip 453777872




PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present a financial report and supplement to your prospectus for Independence One Fixed Income Fund. Inside, you will find complete financial information for the fund--beginning with the portfolio manager's investment review, which is followed by a list of fund holdings and financial statements.

As a shareholder, you are pursuing income through a diversified bond portfolio of U.S. government and high-quality corporate securities. At the end of the period, 71% of fund assets were invested in U.S. Treasury securities, and 18.7% were invested in corporate bonds, with the remainder invested in government agency securities.

Thank you for selecting Independence One Fixed Income Fund to put your money to work pursuing income. We look forward to keeping you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales
President
December 15, 1995

INVESTMENT REVIEW
--------------------------------------------------------------------------------

The shares of Independence One Fixed Income Fund represent interests in the fund, which is one of a series of investment portfolios in the Independence One Mutual Funds, an open-end, management investment company. The investment objective of the fund is to seek total return. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of high-grade fixed income securities.

Intermediate-term interest rates have fallen since April 30, 1995. For example, five year Treasury notes fell in yield over 100 basis points in this period, from 6.90% to 5.80%. Total net assets of the fund are approximately $42.7 million. The average maturity for the fund as of October 31, 1995 was 3.9 years.

The Federal Reserve Open Market Committee (the "Committee") meets eight times a year to deliberate monetary policy. The Committee has been inactive during most of 1995. The year began with its federal funds target rate at 5.50% and its official discount rate at 4.75%. On February 1, 1995, both benchmark rates were increased by 50 basis points in response to continued signs of economic strength and fears of building inflation pressures. This increase in managed interest rates turned out to be the last in the Committee's twelve month tightening program that raised the federal funds rate a total of 300 basis points. When it became apparent that the economy had indeed slowed its rate of growth the Committee reversed its stance. It lowered the federal funds rate by 25 basis points to 5.75% after its July 6th meeting. Federal Reserve (the "Fed") policymakers have left this key rate unchanged since that time.

The pace of economic activity picked up during the second half of 1995. Gross Domestic Product rose 4.2% during the third quarter and is expected to grow at a 2.8% annual rate during the fourth quarter. The unemployment rate has stayed below 6% all year, and its most recent reading was 5.5% for the month of October.

All in all, the Fed should be pleased with the overall health of the economy and the strong performance of both the equity and credit markets. It is our opinion that the Federal Reserve will need solid evidence to shift from their current posture of "wait and see."
The fund's investment adviser will continue to monitor economic and market developments to best serve our shareholders.

INDEPENDENCE ONE FIXED INCOME FUND
(A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)
SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED AUGUST 23, 1995

 A. Please delete the "Summary of Fund Expenses" table on page 1 of the prospectus and replace it with the following table:

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).......................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)..............................................................       None
Redemption Fees (as a percentage of amount redeemed, if applicable).........................................       None
Exchange Fee................................................................................................       None

                                                 ANNUAL FUND OPERATING EXPENSES*
                                        (as a percentage of projected average net assets)
Management Fee (after waiver) (1)...........................................................................       0.25%
12b-1 Fees..................................................................................................       None
Total Other Expenses (after waiver)(2)......................................................................       0.29%
        Total Fund Operating Expenses (after waivers) (3)...................................................       0.54%


(1) The estimated management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) Total Other Expenses are estimated to be 0.42% absent the anticipated voluntary waiver by the administrator.

(3) The Total Fund Operating Expenses are estimated to be 1.17% absent the voluntary waiver by the adviser and administrator.

* Annual Fund Operating Expenses are estimated based on expenses expected to be incurred during the fiscal year ending April 30, 1996. During the course of this period, expenses may be more or less than the amount shown.

    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF VARIOUS COSTS AND EXPENSES, SEE "INDEPENDENCE ONE MUTUAL FUNDS INFORMATION" AND "INVESTING IN THE FUND." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                                            1 year     3 years
                                                                                                   -------    -------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period. ........................     $6         $17


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FISCAL YEAR ENDING APRIL 30, 1996.


 B. Please insert the following "Financial Highlights" table as page 2 of the prospectus:

INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                               PERIOD ENDED
                                                                                                (UNAUDITED)
                                                                                            OCTOBER 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $10.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
  Net investment income                                                                               0.01
----------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                                     0.02
----------------------------------------------------------------------------------------            ------
  Total from investment operations                                                                    0.03
----------------------------------------------------------------------------------------            ------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------
  Distributions from net investment income                                                           (0.01)
----------------------------------------------------------------------------------------            ------
NET ASSET VALUE, END OF PERIOD                                                                      $10.02
----------------------------------------------------------------------------------------            ------
TOTAL RETURN (B)                                                                                      0.34%
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
  Expenses                                                                                            0.54%*
----------------------------------------------------------------------------------------
  Net investment income                                                                               6.34%*
----------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                    0.62%*
----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                          $42,741
----------------------------------------------------------------------------------------
  Portfolio turnover                                                                                     0%
----------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from October 23, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


C. Please delete the fourth paragraph of the sub-section entitled "Adviser's Background" on page 11 and replace it with the following:

     "John B. Willard is Vice President and Portfolio Manager for Michigan National Bank and Independence One Capital Management Corporation in Farmington Hills, and has been responsible for management of the Fund's portfolio since November, 1995. He joined Michigan National Bank in 1986. He earned his BBA from the University of Iowa and MBA from the University of Arizona."

 D. Please delete the first sentence of the sub-section entitled "To Place an Order" under the section "Share Purchases" on page 13 and replace it with the following:

     "Investors may call toll-free 1-800-334-2292 to purchase shares of the Fund through Michigan National Bank or Independence One."
 E. Please insert the following sub-heading and paragraph before the heading "Exchanging Securities for Fund Shares" on page 15:

     "SYSTEMATIC INVESTMENT PROGRAM

     Once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank."

 F. Please insert the following sub-heading and paragraph before the sub-heading "Accounts with Low Balances" on page 18:

     "SYSTEMATIC WITHDRAWAL PROGRAM

     Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Michigan National Bank."


 G. Please add the following information as a final sentence of the first paragraph under the sub-heading "Voting Rights" under the heading "Shareholder Information" on page 18:

     "As of December 4, 1995, Michigan National Bank may for certain purposes be deemed to control the Fund because it is owner of record of certain shares of the Fund."

 H. Please insert the following financial statements beginning as page 21 of the prospectus:

INDEPENDENCE ONE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--18.7%
---------------------------------------------------------------------------------------------------
              BANKING--2.3%
              -------------------------------------------------------------------------------------
$  1,000,000  Nationsbank Corp., 5.125%, 9/15/1998                                                   $     974,330
              -------------------------------------------------------------------------------------  -------------
              FINANCE-AUTOMOTIVE--2.3%
              -------------------------------------------------------------------------------------
   1,000,000  Ford Motor Credit Co., 5.625%, 1/15/1999                                                     983,800
              -------------------------------------------------------------------------------------  -------------
              FINANCE-COMMERCIAL--2.2%
              -------------------------------------------------------------------------------------
   1,000,000  General Electric Capital Corp., 5.5%, 11/1/2001                                              960,600
              -------------------------------------------------------------------------------------  -------------
              MISCELLANEOUS--2.4%
              -------------------------------------------------------------------------------------
   1,000,000  WMX Technologies, Inc., 7.0%, 5/15/2005                                                    1,031,840
              -------------------------------------------------------------------------------------  -------------
              RETAIL--4.7%
              -------------------------------------------------------------------------------------
   1,000,000  J.C. Penney, Inc., Medium Term Note, 6.375%, 9/15/2000                                     1,005,770
              -------------------------------------------------------------------------------------
   1,000,000  Wal-Mart Stores, Inc., 6.125%, 10/01/1999                                                  1,001,150
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      2,006,920
              -------------------------------------------------------------------------------------  -------------
              UTILITIES-TELEPHONE--4.8%
              -------------------------------------------------------------------------------------
   1,000,000  Bellsouth Telecommunications, 6.5%, 6/15/2005                                              1,003,670
              -------------------------------------------------------------------------------------
   1,000,000  MCI Communications, 7.5%, 8/20/2004                                                        1,062,000
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      2,065,670
              -------------------------------------------------------------------------------------  -------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $8,014,320)                                         8,023,160
              -------------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--2.4%
---------------------------------------------------------------------------------------------------
              FEDERAL FARM CREDIT BANK--1.2%
              -------------------------------------------------------------------------------------
     500,000  Federal Farm Credit Bank, Medium Term Note, 4.61%, 12/10/1996                                494,675
              -------------------------------------------------------------------------------------  -------------
              TENNESSEE VALLEY AUTHORITY--1.2%
              -------------------------------------------------------------------------------------
     500,000  Tennessee Valley Authority, 8.25%, 11/15/1996                                                513,035
              -------------------------------------------------------------------------------------  -------------
              TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,006,084)                                     1,007,710
              -------------------------------------------------------------------------------------  -------------
MORTGAGE BACKED SECURITY--4.8%
---------------------------------------------------------------------------------------------------
   2,000,000  Federal National Mortgage Association, 8.15%, 8/12/1996
              (IDENTIFIED COST $2,035,000)                                                               2,038,540
              -------------------------------------------------------------------------------------  -------------



INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
TREASURY SECURITIES--71.0%
---------------------------------------------------------------------------------------------------
              TREASURY BONDS--6.0%
              -------------------------------------------------------------------------------------
$  2,000,000  United States Treasury Bond, 10.75%, 5/15/2003                                         $   2,572,600
              -------------------------------------------------------------------------------------  -------------
              TREASURY NOTES--65.0%
              -------------------------------------------------------------------------------------
   5,500,000  United States Treasury Note, 5.125%, 12/31/1998                                            5,408,755
              -------------------------------------------------------------------------------------
   5,700,000  United States Treasury Note, 6.0%, 8/31/1997                                               5,736,252
              -------------------------------------------------------------------------------------
   5,000,000  United States Treasury Note, 6.0%, 12/31/1997                                              5,038,050
              -------------------------------------------------------------------------------------
   5,000,000  United States Treasury Note, 6.125%, 7/31/2000                                             5,065,600
              -------------------------------------------------------------------------------------
   2,000,000  United States Treasury Note, 6.375%, 8/15/2002                                             2,051,740
              -------------------------------------------------------------------------------------
   4,300,000  United States Treasury Note, 6.75%, 6/30/1999                                              4,439,879
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                     27,740,276
              -------------------------------------------------------------------------------------  -------------
              TOTAL TREASURY SECURITIES (IDENTIFIED COST $30,225,742)                                   30,312,876
              -------------------------------------------------------------------------------------  -------------
(A) REPURCHASE AGREEMENT--1.6%
---------------------------------------------------------------------------------------------------
     665,000  First Chicago Corp., 5.85%, dated 10/31/1995, due 11/1/1995
              (AT AMORTIZED COST)                                                                          665,000
              -------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $41,946,146)(B)                                     $  42,047,286
              -------------------------------------------------------------------------------------  -------------

 (a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $41,946,146. The net unrealized appreciation of investments on a federal tax basis amounts to $101,140 which is comprised of $111,445 appreciation and $10,305 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($42,741,176) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $41,946,146)                      $  42,047,286
---------------------------------------------------------------------------------------------------
Cash                                                                                                           762
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          757,226
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       42,805,274
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Income distribution payable                                                               $  59,072
----------------------------------------------------------------------------------------
Accrued expenses                                                                              5,026
----------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                      64,098
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 4,263,985 shares outstanding                                                          $  42,741,176
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  42,640,036
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                 101,140
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  42,741,176
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$42,741,176 / 4,263,985 shares outstanding                                                                  $10.02
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM OCTOBER 23, 1995 (DATE OF INITIAL PUBLIC INVESTMENT) TO OCTOBER 31, 1995 (UNAUDITED)
---------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Interest                                                                                                $   64,098
------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------
Investment advisory fee                                                                      $   6,993
-------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                        1,112
-------------------------------------------------------------------------------------------
Custodian fees                                                                                     727
-------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                           224
-------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                           65
-------------------------------------------------------------------------------------------
Legal fees                                                                                          93
-------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                        1,016
-------------------------------------------------------------------------------------------
Printing and postage                                                                               160
-------------------------------------------------------------------------------------------
Insurance premiums                                                                                 177
-------------------------------------------------------------------------------------------
Miscellaneous                                                                                      233
-------------------------------------------------------------------------------------------  ---------
     Total expenses                                                                             10,800
-------------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                               ($  4,662)
--------------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                                (1,112)
--------------------------------------------------------------------------------  ---------
     Total waivers                                                                              (5,774)
-------------------------------------------------------------------------------------------  ---------
          Net expenses                                                                                       5,026
------------------------------------------------------------------------------------------------------  ----------
               Net investment income                                                                        59,072
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                       101,140
------------------------------------------------------------------------------------------------------  ----------
          Change in net assets resulting from operations                                                $  160,212
------------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------

                                                                                                 PERIOD ENDED
                                                                                                  (UNAUDITED)
                                                                                               OCTOBER 31, 1995*
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------------
Net investment income                                                                           $        59,072
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    101,140
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from operations                                                     160,212
-------------------------------------------------------------------------------------------  ---------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------------------
Distributions from net investment income                                                                (59,072)
-------------------------------------------------------------------------------------------  ---------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                         42,655,036
-------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                                 (15,000)
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from share transactions                                          42,640,036
-------------------------------------------------------------------------------------------  ---------------------
          Change in net assets                                                                       42,741,176
-------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------
Beginning of period                                                                                           0
-------------------------------------------------------------------------------------------  ---------------------
End of period (including undistributed net investment income of $0)                             $    42,741,176
-------------------------------------------------------------------------------------------  ---------------------


* For the period from October 23, 1995 (date of initial public investment) to October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five diversified and two non-diversified portfolios. The financial statements included herein are only those of Independence One Fixed Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").


INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                                 PERIOD ENDED
                                                                                               OCTOBER 31, 1995*
Shares sold                                                                                         4,265,484
-------------------------------------------------------------------------------------------
Shares redeemed                                                                                        (1,499)
-------------------------------------------------------------------------------------------  ---------------------
     Net change resulting from share transactions                                                   4,263,985
-------------------------------------------------------------------------------------------  ---------------------


* For the period from October 23, 1995 (date of initial public investment) to October 31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.


INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

TRANSFER AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.
CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers of the Trust are Officers and Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
October 31, 1995, were as follows:

PURCHASES                                                                                            $  41,281,146
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $           0
---------------------------------------------------------------------------------------------------  -------------


TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                        Edward C. Gonzales
Harold Berry                             President and Treasurer
Clarence G. Frame                      Jeffrey W. Sterling
Harry J. Nederlander                     Vice President and Assistant Treasurer
Thomas S. Wilson                       Jay S. Neuman
                                         Secretary
                                       Gail Cagney
                                         Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



INDEPENDENCE ONE FIXED INCOME FUND
(A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)
PROSPECTUS


The shares of Independence One Fixed Income Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Independence One Mutual Funds (the "Trust"), an open-end management investment company (a mutual fund). Michigan National Bank professionally manages the Fund's Portfolio.



The investment objective of the Fund is to seek total return. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of high-grade fixed income securities.


Shares of the Fund are intended to be sold as an investment vehicle for institutions, corporations, fiduciaries and individuals. Shareholders can invest, reinvest or redeem shares at any time without charge or penalty imposed by the Fund. Shareholders have access to other portfolios of the Trust through an exchange program.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MICHIGAN NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY MICHIGAN NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated August 23, 1995 with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or calling toll-free 1-800-334-2292.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated August 23, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
--------------------------------------------------------------------------------

GENERAL INFORMATION                                                            2
--------------------------------------------------------------------------------

INVESTMENT INFORMATION                                                         2
--------------------------------------------------------------------------------

  Investment Objective                                                         2
  Investment Policies                                                          2
     Acceptable Investments                                                    3
     U.S. Government Obligations                                               3
     Corporate Debt Obligations                                                4
       Fixed Rate Corporate Debt
          Obligations                                                          4
       Floating Rate Corporate Debt
          Obligations                                                          4
     Demand Master Notes                                                       5
     Convertible Securities                                                    5

     Zero Coupon Convertible Securities                                        5

     Mortgage-Backed Securities                                                6
       Adjustable Rate Mortgage Securities                                     6
       Collateralized Mortgage Securities                                      6
       Real Estate Mortgage Investment
          Conduits                                                             7
     Asset-Backed Securities                                                   7
     Risks of Mortgage-Backed
       and Asset-Backed Securities                                             7
     Demand Features                                                           8
     Restricted and Illiquid Securities                                        8
     Repurchase Agreements                                                     8
     When-Issued and Delayed Delivery
       Transactions                                                            8
     Investing in Securities of Other
       Investment Companies                                                    9
     Lending of Portfolio Securities                                           9
     Other Investment Techniques                                               9
       Risks                                                                   9
  Derivative Contracts and Securities                                         10

  Investment Limitations                                                      10


INDEPENDENCE ONE MUTUAL FUNDS
  INFORMATION                                                                 10
--------------------------------------------------------------------------------
  Management of the Trust                                                     10
     Board of Trustees                                                        10
     Investment Adviser                                                       11
       Advisory Fees                                                          11
       Adviser's Background                                                   11
  Distribution of Fund Shares                                                 12
  Administration of the Fund                                                  12
     Administrative Services                                                  12
     Custodian                                                                12
     Transfer Agent and
       Dividend Disbursing Agent                                              12
     Independent Auditors                                                     13
  Expenses of the Fund                                                        13

NET ASSET VALUE                                                               13
------------------------------------------------------

INVESTING IN THE FUND                                                         13
------------------------------------------------------

  Share Purchases                                                             13
     To Place an Order                                                        13
  Minimum Investment Required                                                 14
  What Shares Cost                                                            14
  Certificates and Confirmations                                              14
  Dividends and Capital Gains                                                 14


EXCHANGING SECURITIES FOR FUND SHARES                                         15
------------------------------------------------------

EXCHANGE PRIVILEGE                                                            15
------------------------------------------------------
  Exchange by Telephone                                                       16
  Written Exchange                                                            17
REDEEMING FUND SHARES                                                         17
------------------------------------------------------
     By Telephone                                                             17
     By Mail                                                                  17
  Accounts with Low Balances                                                  18

SHAREHOLDER INFORMATION                                                       18
------------------------------------------------------
  Voting Rights                                                               18
  Massachusetts Partnership Law                                               19

EFFECT OF BANKING LAWS                                                        19
------------------------------------------------------

TAX INFORMATION                                                               20
------------------------------------------------------
  Federal Income Tax                                                          20

PERFORMANCE INFORMATION                                                       20
------------------------------------------------------

ADDRESSES                                                             Back Cover
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..............................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None


                        ANNUAL FUND OPERATING EXPENSES*
               (As a percentage of projected average net assets)

Management Fee (after waiver)(1).........................................................................      0.25%
12b-1 Fees...............................................................................................       None
Total Other Expenses (after waiver)(2)...................................................................      0.36%
     Total Fund Operating Expenses(3)....................................................................      0.61%


(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) The Total Other Expenses are estimated to be 0.40% absent the anticipated voluntary waiver by the administrator.

(3)  Total Fund Operating Expenses are estimated to be 1.15% absent the
   -
     anticipated voluntary waivers detailed in notes (1) and (2).

*Annual Fund Operating Expenses in the table above are estimated based on expenses expected to be incurred during the fiscal year ending April 30, 1996. During the course of this period, expenses may be more or less than the amount shown.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR A MORE COMPLETE DESCRIPTION OF THE VARIOUS COSTS AND EXPENSES, SEE "INDEPENDENCE ONE MUTUAL FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                                            1 YEAR     3 YEAR
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period.
The Fund charges no redemption fees.............................................................     $6         $20


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FISCAL YEAR ENDING APRIL 30, 1996.

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated
January 9, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Trust's portfolio known as Independence One Fixed Income Fund. As of the date of this prospectus, the Fund does not offer separate classes of shares.



Shares of the Fund are designed primarily for individuals and institutions as a convenient means of accumulating an interest in a professionally-managed, diversified portfolio investing primarily in high grade fixed-income securities. A minimum initial investment of $1,000 is required. Subsequent investments must be in the amount of at least $100.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE



The investment objective of the Fund is to seek total return. The investment objective cannot be changed without the approval of shareholders. Total return consists of income and capital gains. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies described below may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-grade fixed income securities that, at the time of purchase, are rated A or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or which, if unrated, are deemed to be of comparable quality to securities with such ratings, as determined by Michigan National Bank (the "Adviser.")



In pursuing its investment objective, the Fund will attempt to deliver share price and/or income performance in excess of the bond market in general as measured by such broad indices as the Lehman Brothers Government/Corporate Index. The Fund presently expects to maintain an average dollar-weighted maturity of between 5 and 10 years, although securities of longer or shorter maturities may be purchased. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in fixed income securities.


The Adviser will use a multi-disciplined management approach which combines judgments about the interest rate environment with other active management techniques, such as emphasizing or de-emphasizing particular industry groups, in selecting the Fund's investments. Fixed income securities will be purchased for the Fund based on the Adviser's expectations regarding general market interest rate trends and the impact such trends would have on the total return of the fixed income securities. As a secondary consideration, the Adviser will attempt to reduce loss of principal relative to the fixed income markets. However, the primary consideration will be total return, which includes capital gain and income.



The Adviser attempts to manage the Fund's total performance, which includes both changes in principal value of the Fund's portfolio and interest income earned, to anticipate the opportunities and risks of changes in market interest rates. The Adviser does not select securities purely to maximize the current yield of the Fund. When the Adviser expects that market interest rates may decline, which would cause prices of outstanding debt obligations to rise, it generally extends the average maturity of the Fund's portfolio. When, in the Adviser's judgment, market interest rates may rise, which would cause market prices of outstanding debt obligations to decline, it generally shortens the average maturity of the Fund's portfolio. The amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations; the debt obligations with the longest maturities will generally experience the greatest market price changes. The Adviser also attempts to improve the Fund's total return by weighing the relative value of fixed income securities issues having similar maturities in selecting portfolio securities. By actively managing the Fund's portfolio in this manner, the Adviser seeks to provide capital appreciation during periods of falling interest rates and protection against capital depreciation during periods of rising rates.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in a professionally-managed, diversified portfolio of fixed income securities which include:


       domestic issues of corporate debt obligations, including demand master notes, rated at the time of purchase Aaa, Aa, or A by Moody's, AAA, AA, or A by S&P or by Fitch or, if unrated, of comparable quality as determined by the Adviser;



       obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;



       asset-backed securities, including mortgage-backed securities;


       repurchase agreements collateralized by high quality, liquid investments; and

       money market instruments.


If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.



The Fund may also borrow money, lend portfolio securities, and invest in restricted and illiquid securities, convertible securities and securities of other investment companies. The Fund may engage in reverse repurchase agreements, when-issued and delayed delivery transactions, put and call options, futures, and options on futures.


U.S. GOVERNMENT OBLIGATIONS. The U.S. government obligations in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as: the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to so do. These agencies and instrumentalities are supported by:

       the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

       discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

       the credit of the agency or instrumentality.


CORPORATE DEBT OBLIGATIONS. The Fund invests in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest.



     FIXED RATE CORPORATE DEBT OBLIGATIONS. The Fund will invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to the call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.



     Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, may behave more like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.



     FLOATING RATE CORPORATE DEBT OBLIGATIONS. The Fund expects to invest in floating rate corporate debt obligations. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the six-month Treasury bill rate, the one-month or three-month London Interbank Offered Rate



     (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.


DEMAND MASTER NOTES. The Fund may invest in variable amount demand master notes. Demand notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many master notes give the Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

CONVERTIBLE SECURITIES. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.


Convertible securities generally retain the investment characteristics of fixed income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.



The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determination of the issuer's profits, and the issuer's management capability and practices.



ZERO COUPON CONVERTIBLE SECURITIES. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities. Additionally, federal tax law requires that interest on zero coupon bonds be reported as income to the Fund even though the Fund received no cash interest until the maturity or payment date of such securities.


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which the Fund invests are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

     COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but may be collateralized by whole loans or private pass-through securities.

     The Fund will only invest in CMOs which, at the time of purchase, are rated AAA by an NRSRO or are of comparable quality as determined by the Fund's investment adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

     REAL ESTATE MORTGAGE INVESTMENT CONDUITS. Real estate mortgage investment conduits ("REMICs") are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.


ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities which, at the time of purchase, are rated A or higher by a nationally recognized statistical rating organization ("NRSRO") including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.


RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of a security purchased at a market discount from its stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.


Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. To the extent these securities are not determined to be liquid, the Fund will limit its purchase of these securities, together with other securities considered to be illiquid, including over-the-counter options, to 15% of its net assets.


REPURCHASE AGREEMENTS. Certain of the securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other high-quality, liquid securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund can acquire up to 3 per centum of the total outstanding stock of other investment companies. The Fund will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales load exceeding 1-1/ 2 percent. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions (although the Fund does not expect to incur any broker's commissions in connection with its purchases). However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. While it is the Fund's policy to waive its investment advisory fees on Fund assets invested in securities of other open-end investment companies, it should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.



LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned.


There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


OTHER INVESTMENT TECHNIQUES. The Fund may purchase and sell financial futures contracts and related options. In addition, the Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may also write covered call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

RISKS



The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors, such as interest rates, which are beyond the control of the Adviser. The Adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value. However, the Adviser will attempt to reduce declines in the Fund's net asset value by predicting the direction of interest rates.


DERIVATIVE CONTRACTS AND SECURITIES



The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.



Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, such as asset-backed securities and mortgage-backed securities, including ARMs, CMOs, and REMICs, it will only do so in a manner consistent with its investment objectives, policies and limitations.


INVESTMENT LIMITATIONS

The Fund will not:


       borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge securities to secure such borrowings; nor with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in securities of one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, and repurchase agreements collaterized by such securities), or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.


INDEPENDENCE ONE MUTUAL FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.


INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Michigan National Bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse certain expenses of the Fund.


     ADVISER'S BACKGROUND. Michigan National Bank, a national banking association, is a wholly-owned subsidiary of Michigan National Corporation ("MNC"). Through its subsidiaries and affiliates, MNC, Michigan's fifth largest bank holding company in terms of total assets, as of December 31, 1994, offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") have managed custodial assets totaling $9 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.2 billion.

     Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964. In addition, Michigan National Bank presently manages its own investment portfolio of approximately $300 million in taxable, short-term instruments.

     As part of its regular banking operations, Michigan National Bank may make loans to or provide credit support for obligations issued by public companies or municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Michigan National Bank. The lending relationship will not be a factor in the selection of securities.


     Bruce Beaumont is Vice President and Portfolio Manager for Michigan National Bank and Independence One Capital Management Corporation in Farmington Hills, and has been responsible for management of the Fund's portfolio since its inception. He joined Michigan National Bank in 1987. He earned his BA from Alma College and a MBA from Northwestern University. Bruce is a Chartered Financial Analyst and a Certified Public Accountant.

     On February 4, 1995, the Board of Directors of MNC approved a definitive agreement for the acquisition of that company by National Australia Bank Limited ("NAB"), which is a transnational banking organization, headquartered in Melbourne, Australia. On June 2, 1995, shareholders of MNC approved the merger. As a result, upon completion of the merger, MNC and its subsidiaries, including the Adviser, would become direct or indirect subsidiaries of NAB. It is anticipated that the merger will be completed in the third or fourth quarter of 1995. It is also anticipated that operations will continue to be conducted under the Michigan National Corporation and Michigan National Bank names.


     Under provisions of the Investment Company Act of 1940, completion of the merger would result in an assignment, and termination, of the Fund's current investment advisory contract with the Adviser. In view of the pending merger, the Fund's Board of Trustees has approved a new investment advisory contract ("New Advisory Contract") between the Trust and Michigan National Bank, as a subsidiary of National Australia Bank Limited (the "New Adviser"). The terms of the New Advisory Contract are identical in all material respects to the present advisory contract, i.e., Michigan National Bank will continue to provide investment advisory services to the Fund, and there will be no change in either the Fund's investment objective or investment policies, or the fees payable by the Fund for advisory services. The New Advisory Contract would become effective upon consummation of the merger, which is subject to the satisfaction of certain conditions including, among others, the receipt of all necessary regulatory approvals.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

        MAXIMUM                    AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE               NET ASSETS OF THE TRUST
      .150 of 1%         on the first $250 million
      .125 of 1%         on the next $250 million
      .100 of 1%         on the next $250 million
      .075 of 1%         on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in Independence One Mutual Funds. Federated Administrative Services may choose voluntarily to waive a portion of its fee.



CUSTODIAN.  Michigan National Bank, Farmington Hills, Michigan, is custodian for
           -
the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.  Federated Services Company,
                                              -
Boston, Massachusetts, is transfer agent for the shares of the Fund and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.

EXPENSES OF THE FUND

The Fund pays all of its own expenses and its allocable share of the Trust's expenses. These expenses include, but are not limited to, the cost of: organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Fund and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meetings of Trustees and shareholders and proxy solicitations therefor; insurance premiums; association membership dues; and such nonrecurring and extraordinary items as may arise. However, the Adviser may voluntarily waive and/or reimburse some expenses.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund, and dividing the remainder by the total number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Fund may be purchased through Michigan National Bank, Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the distributor. Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573. Investors may purchase shares of the Fund on days on which both the New York Stock Exchange and the Federal Reserve Wire System are open for business. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

TO PLACE AN ORDER. Investors may call toll-free 1-800-344-2292 to purchase shares of the Fund through Michigan National Bank or Independence One. In addition, investors may purchase shares of the Fund by calling their authorized broker directly. Payments may be made either by check or wire transfer of federal funds.

Payment by wire must be received before 4:00 p.m. (Eastern time). It is the responsibility of Michigan National Bank, Independence One or broker/dealers to transmit orders to the Fund by 5:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. For settlement of an order, payment must be received within three business days of receipt of the order by check or wire transfer. To purchase by check, the check must be included with the order and made payable to "Independence One Fixed Income Fund." Checks must be converted into federal funds to be considered received.

Federal funds should be wired as follows: Federated Services Company c/o Michigan National Bank, Farmington Hills, Michigan; Account Number: 6856238933; For Credit to: Independence One Fixed Income Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 072000805.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares of the Fund are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

The net asset value is determined at the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless shareholders so request by contacting their Michigan National Bank or Independence One representative or authorized broker in writing.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared daily and paid monthly. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains are automatically reinvested on payment dates in additional shares without a sales charge unless cash payments are requested by shareholders in writing to the Fund through their Michigan National Bank or Independence One representative or authorized broker. Shares purchased with reinvested dividends are credited to shareholder accounts on the following day.

EXCHANGING SECURITIES FOR FUND SHARES
--------------------------------------------------------------------------------

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

All shareholders of the Fund are shareholders of the Trust, which consists of the Fund, Independence One Equity Plus Fund, Independence One Michigan Municipal Bond Fund, Independence One U.S. Government Securities Fund and the following money market funds: Independence One Michigan Municipal Cash Fund; Independence One Prime Money Market Fund; and Independence One U.S. Treasury Money Market Fund. Shareholders of the Fund have access to these funds ("participating funds") through an exchange program.


With the exception of Independence One Prime Money Market Fund, the participating funds currently offer only one class of shares. If such funds should add a second class of shares, exchanges may be limited to shares of the same class of each fund. Shareholders of the Fund have access to both Class A and Class B Shares of Independence One Prime Money Market Fund through the exchange program.

Shares of the Fund may be exchanged for shares of participating funds at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value at least equal to the minimum investment of the participating fund into which they are exchanging. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which the exchange is being made.

The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by the transfer agent of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend, and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Fund Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Michigan National Bank or Independence One representative or authorized broker.
EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by telephone to their Michigan National Bank or Independence One representative by calling 1-800-334-2292. In addition, investors may exchange shares by calling their authorized brokers directly. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors requests this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker. Telephone exchange instructions may be recorded.

Telephone exchange instructions must be received by Michigan National Bank, Independence One or an authorized broker and transmitted to the transfer agent before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange into a fund will not receive a dividend from the Fund on the date of the exchange.

Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Michigan National Bank or Independence One representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, the transfer agent, by a Michigan National Bank or Independence One representative or authorized broker and deposited to the shareholder's account before being exchanged.
If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065. In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

REDEEMING FUND SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Telephone or written requests for redemption must be received in proper form and can be made to the Fund through a Michigan National Bank or Independence One representative or authorized broker. Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

BY TELEPHONE. Shares may be redeemed by telephoning a Michigan National Bank or an Independence One representative at 1-800-334-2292. In addition, shareholders may redeem shares by calling their authorized brokers directly. Redemption requests must be received and transmitted to the transfer agent before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The Michigan National Bank or Independence One representative or authorized broker is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the transfer agent. Registered broker/dealers may charge customary fees and commissions for this service. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

For calls received before 4:00 p.m. (Eastern time) proceeds will normally be wired the next day to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System or a check will be sent to the address of record. In no event will proceeds be wired or a check sent more than seven days after a proper request for redemption has been received.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may redeem shares by sending a written request to the Fund through their Michigan National Bank or Independence One representative or authorized broker. The written request should include the shareholder's name, the Fund name, the class designation, the account number, and the share or dollar amount requested. Shareholders redeeming through Michigan National Bank or Independence One should mail written requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065. Investors redeeming through an authorized broker should mail written requests directly to their broker.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution", as defined in the Securities & Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as an investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. Michigan National Bank is subject to such banking laws and regulations.

Michigan National Bank believes, based on the advice of its counsel, that Michigan National Bank may perform the services for the Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Michigan National Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Michigan National Bank. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Michigan National Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises its total return and yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


INDEPENDENCE ONE
MUTUAL FUNDS

INDEPENDENCE ONE
FIXED INCOME FUND
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15219

[RECYCLED PAPER LOGO]

Cusip 453777864
G00979-04 (5/95)



Independence One
Fixed Income Fund
Distributed by Federated Securities Corp.

Prospectus dated
August 23, 1995

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[LOGO OF MICHIGAN NATIONAL BANK]
                       INDEPENDENCE ONE FIXED INCOME FUND
                 (A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information should be read with the prospectus of Independence One Fixed Income Fund (the "Fund"), a portfolio in Independence One Mutual Funds (the "Trust"), dated August 23, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, write the Fund or call toll-free at 1-800-334-2292.



     FEDERATED INVESTORS TOWER
     PITTSBURGH, PENNSYLVANIA 15222-3779


                        Statement dated August 23, 1995



      FEDERATED SECURITIES CORP.
      --------------------------------------------------
      Distributor
      A subsidiary of FEDERATED INVESTORS


TABLE OF CONTENTS
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT THE FUND                                             1
---------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES                                              1
---------------------------------------------------------------

  Types of Investments                                                         1
  Portfolio Turnover                                                           6
  Investment Limitations                                                       6

INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT                                       8
---------------------------------------------------------------

  Officers and Trustees                                                        8
  Fund Ownership                                                              10
  Trustees' Compensation                                                      10
  Trustee Liability                                                           10

INVESTMENT ADVISORY SERVICES                                                  10
---------------------------------------------------------------

  Adviser to the Fund                                                         10
  Advisory Fees                                                               10

ADMINISTRATIVE SERVICES                                                       11
---------------------------------------------------------------

CUSTODIAN                                                                     11
---------------------------------------------------------------

BROKERAGE TRANSACTIONS                                                        11
---------------------------------------------------------------

PURCHASING SHARES                                                             12
---------------------------------------------------------------
  Conversion to Federal Funds                                                 12

DETERMINING NET ASSET VALUE                                                   12
---------------------------------------------------------------

DETERMINING MARKET VALUE OF SECURITIES                                        12
---------------------------------------------------------------

REDEEMING SHARES                                                              12
---------------------------------------------------------------

  Redemption in Kind                                                          12

TAX STATUS                                                                    13
---------------------------------------------------------------

  The Fund's Tax Status                                                       13
  Shareholders' Tax Status                                                    13
  Capital Gains                                                               13

TOTAL RETURN                                                                  13
---------------------------------------------------------------

YIELD                                                                         13
---------------------------------------------------------------

PERFORMANCE COMPARISONS                                                       14
---------------------------------------------------------------

APPENDIX                                                                      16
---------------------------------------------------------------

GENERAL INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

The Fund is a portfolio in Independence One Mutual Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989.


INVESTMENT OBJECTIVE AND POLICIES

--------------------------------------------------------------------------------


The investment objective of the Fund is to seek total return. The investment objective cannot be changed without the approval of shareholders.


TYPES OF INVESTMENTS


The Fund pursues its investment objective by investing primarily in fixed income securities that, at the time of purchase, are rated A or higher by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Service ("Fitch") or, if unrated, are of comparable quality to securities with such ratings as determined by the Fund's investment adviser. The following discussion supplements the description of the Fund's investment policies in the prospectus. Listed below are securities in which the Fund may invest from time to time.


MONEY MARKET INSTRUMENTS
The Fund may invest in money market instruments such as:

 .instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured;


 .commercial paper rated, at the time of purchase, A-1 or better by S&P, Prime-1 or better by Moody's, or F-1 or better by Fitch or, if unrated, are of comparable quality as determined by the Fund's investment Adviser;



 .time and savings deposits whose accounts are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or in institutions whose accounts are insured by the Savings Association Insurance Fund, which is also administered by the FDIC, including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks; or


 .bankers' acceptances.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related pools highly liquid.

RESETS OF INTEREST RATES

The interest rates paid on certain mortgage-backed securities in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the six-month Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month LIBOR, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.



To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. However, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event the Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration.
--------------------------------------------------------------------------------

CAPS AND FLOORS

The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because
Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A (the "Rule") under the Securities Act of 1933. The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) to the Trust's Board. The Board considers the following criteria in determining the liquidity of certain restricted securities:

 .the frequency of trades and quotes for the security;

 .the number of dealers willing to purchase or sell the security and the number of other potential buyers;

 .dealer undertakings to make a market in the security; and

 .the nature of the security and the nature of the marketplace trades.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest rate index or a published interest rate. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.


REPURCHASE AGREEMENTS

The Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund also may enter into reverse repurchase agreements under certain circumstances. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan. In circumstances where the Fund does not, the Fund would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

FUTURES AND OPTIONS TRANSACTIONS

As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and put options on financial futures contracts for portfolio securities, and writing call options on futures contracts. The Fund also may write covered call options on portfolio securities to attempt to increase its current income.


The effective use of futures and options as hedging techniques depends on the correlation between their prices and the behavior of the Fund's portfolio securities as well as the Fund's investment adviser's ability to accurately predict the direction of stock prices, interest rates and other relevant economic factors. Daily limits on the fluctuation of futures and options prices could cause the Fund to be unable to timely liquidate its futures or options position and cause it to suffer greater losses than would otherwise be the case. In this regard, the Fund may be unable to anticipate the extent of its losses from futures transactions.

The Fund will maintain its position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on a nationally-recognized exchange which provides a secondary market for options of the same series. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.

--------------------------------------------------------------------------------

     FUTURES CONTRACTS

       The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund will not engage in futures transactions for speculative purposes.

       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.

       For example, in the fixed income securities market, prices generally move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates typically means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

     "MARGIN" IN FUTURES TRANSACTIONS

       Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

       A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund, but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

       The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

       The Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Connected with this, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and make clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator.

     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

       The Fund may purchase listed put options on financial futures contracts. The Fund would use these options solely to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in rates.

       Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

       Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the

--------------------------------------------------------------------------------

       proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS


       In addition to purchasing put options on futures, the Fund may write listed call options on financial futures contracts or over-the-counter call options on future contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill causing the value of the Fund's call option position to increase.


       In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

       Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the realized decrease in value of the hedged securities.


       The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its portfolio, plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.


     PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES

       The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio.

     WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES


       The Fund may also write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. As the writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The call options which the Fund writes must be listed on a recognized options exchange. Writing of call options by the Fund is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.


     OVER-THE-COUNTER OPTIONS

       The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.

     RISKS

       When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contact and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.


       It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund's adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.


       To minimize risks, the Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contacts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

WARRANTS

The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


PORTFOLIO TURNOVER


The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%.


INVESTMENT LIMITATIONS

     SELLING SHORT AND BUYING ON MARGIN

       The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.


     ISSUING SENIOR SECURITIES AND BORROWING MONEY


       The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.


       The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of the Fund's total assets are outstanding.

     PLEDGING ASSETS


       The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contract and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

--------------------------------------------------------------------------------

     INVESTING IN REAL ESTATE


       The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



     INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES
     CONTRACTS

       The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

     UNDERWRITING


       The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities in accordance with its investment objectives, policies, and limitations.


     DIVERSIFICATION OF INVESTMENTS


       With respect to 75% of the value of its assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.


     CONCENTRATION OF INVESTMENTS

       The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

     LENDING CASH OR SECURITIES


       The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions; where permitted by the Fund's investment objectives, policies, and limitations.



The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES


       The Fund can acquire up to 3 per centum of the total outstanding stock of other investment companies. The Fund will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales load exceeding 1-1/2 percent. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets, nor are they applicable with respect to securities of investment companies that have been exempted from registration under the Investment Company Act of 1940.


     INVESTING IN RESTRICTED SECURITIES


       The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the federal securities laws, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.


     INVESTING IN ILLIQUID SECURITIES


       The Fund will not invest more than 15% of the value of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain securities not determined by the Trustees to be liquid, and non-negotiable fixed time deposits with maturities over seven days.


--------------------------------------------------------------------------------

     INVESTING IN MINERALS


       The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest in or sponsor such programs.


     INVESTING IN NEW ISSUERS

       The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have less than three years of continuous operations, including the operation of any predecessor. The Fund will apply this limitation by reference to the issuer of a CMO (or other asset-backed security) rather than requiring the CMO (or other asset-backed security) itself to have at least three years of continuous operations.


     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST


       The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .5 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.


     INVESTING IN PUT OPTIONS

       The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

     WRITING COVERED CALL OPTIONS

       The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     INVESTING IN WARRANTS

       The Fund will not invest more than 5% of its assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, the Fund will limit its investment in such warrants not listed on nationally recognized stock exchanges to 2% of its net assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.


     PURCHASING SECURITIES TO EXERCISE CONTROL

       The Fund will not purchase securities of a company for purpose of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

The Fund does not intend to borrow money in excess of 5% of the value of its total assets during the current fiscal year.


INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, birthdates, principal occupations, and present positions, including any affiliation with Michigan National Bank, Michigan National Corporation, Federated Investors, Federated Securities Corp., Federated Administrative Services, and Federated Services Company.


--------------------------------------------------------------------------------

Robert E. Baker
4327 Stoneleigh Road
Bloomfield Hills, MI
Birthdate: May 6, 1930

Trustee

Retired; formerly, Vice Chairman, Chrysler Financial Corporation.

--------------------------------------------------------------------------------

Harold Berry
100 Galleria Officentre,
  Suite 219
Southfield, MI
Birthdate: September 17, 1925

Trustee

Managing Partner, Berry Enterprises; Chairman, Independent Sprinkler Companies, Inc.; formerly, Chairman, Executive Committee, Federal Enterprises, Inc.; Chairman, Berry, Ziegelman & Company.

--------------------------------------------------------------------------------

Clarence G. Frame+
W-875 First Bank Building
332 Minnesota Street
St. Paul, MN
Birthdate: July 26, 1918

Trustee

Director, Tosco Corporation, Chicago Milwaukee Corporation, and Voyageur Funds Group; formerly, Vice Chairman, First Bank System, Inc. and President, The First National Bank of St. Paul, a subsidiary of First Bank System, Inc.

--------------------------------------------------------------------------------

Harry J. Nederlander+*
231 S. Woodward,
 Suite 219
Birmingham, MI
Birthdate: September 5, 1917

Trustee

Chairman, Nederlander Enterprises.

--------------------------------------------------------------------------------

Thomas S. Wilson
Two Championship Drive
Auburn Hills, MI
Birthdate: October 9, 1949

Trustee

President and Executive Administrator, Detroit Pistons ; President, Arena Associates, Inc.


--------------------------------------------------------------------------------

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 22, 1930

President and Treasurer

Executive Vice President, Treasurer and Director, Federated Securities Corp.; Chairman, Treasurer and Trustee, Federated Administrative Services; Vice President, Treasurer and Trustee, Federated Investors.

--------------------------------------------------------------------------------

Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate: February 5, 1947
Vice President and Assistant Treasurer

Vice President, Federated Administrative Services.
--------------------------------------------------------------------------------
Jay S. Neuman
Federated Investors Tower
Pittsburgh, PA
Birthdate: April 22, 1950

Secretary

Corporate Counsel, Federated Investors; Prior to January 1991, Associate Counsel, The Boston Company
Advisors, Inc.

--------------------------------------------------------------------------------

+Member of the Trust's Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board

*This Trustee is deemed to be an "interested person" of the Fund or Trust as defined in the Investment Company Act of 1940.

FUND OWNERSHIP

Officers and Trustees own less than 1% of the outstanding shares of the Fund.

TRUSTEES' COMPENSATION

                               AGGREGATE
     NAME, POSITION          COMPENSATION
       WITH TRUST             FROM TRUST*
Robert E. Baker                 $8,500
  Trustee

Harold Berry                    $8,500
  Trustee

Clarence G. Frame               $8,500
  Trustee

Harry J. Nederlander            $8,500
  Trustee

Thomas S. Wilson                $7,650
  Trustee



* Information is furnished for the fiscal year ended April 30, 1995. The aggregate compensation is provided for the Trust which was comprised of four portfolios at April 30, 1995. The Trust is the only investment company in the Fund Complex.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

ADVISER TO THE FUND

The Fund's investment adviser is Michigan National Bank (the "Adviser").

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Because of the internal controls maintained by Michigan National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Michigan National Bank's or its affiliates' lending relationships with an issuer.



ADVISORY FEES


For its advisory services, Michigan National Bank receives an annual investment advisory fee as described in the prospectus.



     STATE EXPENSE LIMITATIONS


       The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Trust for its expenses over the limitation.


       If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.


       This arrangement is not part of the advisory contract and may be amended or rescinded in the future.



ADMINISTRATIVE SERVICES


--------------------------------------------------------------------------------


Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus.



CUSTODIAN


--------------------------------------------------------------------------------


Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Fund. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the custodian an annual fee based upon the average daily net assets of the Fund and which is payable monthly. The custodian will also charge transaction fees and out-of-pocket expenses.


BROKERAGE TRANSACTIONS


--------------------------------------------------------------------------------


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.


The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:


 . advice as to the advisability of investing in securities;


 . security analysis and reports;


 . economic studies;


 . industry studies;

 . receipt of quotations for portfolio evaluations; and


 . similar services.


The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Research services provided by brokers may be used by the Adviser for other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.



PURCHASING SHARES
--------------------------------------------------------------------------------


Shares are sold at their net asset value without a sales charge on days when both the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."



CONVERSION TO FEDERAL FUNDS


It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Michigan National Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.



DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.


DETERMINING MARKET VALUE OF SECURITIES
--------------------------------------------------------------------------------


The market values of the Fund's portfolio securities are determined as follows:


 . for bonds and other fixed income securities, as determined by an independent pricing service;


 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost;

 . for equity securities, according to the last sale price on a national securities exchange, if applicable;


 . in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;


 . for unlisted equity securities, latest bid prices; or

 . for all other securities, at fair value as determined in good faith by the Trustees.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.


The Fund will value futures contracts and options at their market values established by the exchanges at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary.



REDEEMING SHARES
--------------------------------------------------------------------------------


The Fund redeems shares at the next computed net asset value after Federated Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Fund Shares."



REDEMPTION IN KIND


Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made (for any shareholder requesting redemption) in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.


Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.


The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.



TAX STATUS
--------------------------------------------------------------------------------



THE FUND'S TAX STATUS


The Fund expects to pay no federal income tax because it intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:


 . derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;


 . derive less than 30% of its gross income from the sale of securities held less than three months;


 . invest in securities within certain statutory limits; and


 . distribute to its shareholders at least 90% of its net income earned during the year.


Federal income tax law requires the holder of a zero coupon convertible security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the Fund will be required to distribute income accrued with respect to zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.



SHAREHOLDERS' TAX STATUS


Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.



CAPITAL GAINS


Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.



TOTAL RETURN
--------------------------------------------------------------------------------


The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.



YIELD
--------------------------------------------------------------------------------


The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.



PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------



The Fund's performance depends upon such variables as:

 . portfolio quality;



 . average portfolio maturity;



 . type of instruments in which the portfolio is invested;



 . changes in interest rates and market value of portfolio securities;



 . changes in the Fund's expenses; and



 . various other factors.


The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.


Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



 . LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.



 . LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "fixed income funds" category in advertising and sales literature.



 . LEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Student Loan Marketing Association; foreign obligations; and U.S. investment grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch Investor's Service, Inc. ("Fitch"), or a minimum rating of Baa by Moody's.



 . MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, non convertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e., BBB/Baa or better).



 . MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, non convertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage-related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e., BBB/Baa or better).

 . SALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.



 . LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers
  Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


 . MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.



APPENDIX
--------------------------------------------------------------------------------


STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS


AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.


A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.



MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS


Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "AAA" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "AAA" securities.


A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.


NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."


A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


NR--NR indicates that Fitch does not rate the specific issue.



STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS


A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.


A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.



MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS


PRIME-1--Issuers rated "PRIME-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "PRIME-1" repayment capacity will normally be evidenced by many of the following characteristics:


 . Leading market positions in well-established industries;



--------------------------------------------------------------------------------



 . High rates of return on funds employed;


 . Conservative capitalization structure with moderate reliance on debt and ample asset protection;


 . Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or


 . Well-established access to a range of financial markets and assured sources of alternate liquidity.


PRIME-2--Issuers rated "PRIME-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS


FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.


FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


Cusip 453777864


PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a)  Financial Statements:
                         Independence One Equity Plus Fund, Independence One Fixed Income Fund - filed in Part A; Independence One Michigan Municipal Bond Fund, Independence One Michigan Municipal Cash Fund, Independence One Prime Money Market Fund, Independence One U.S. Government Securities Fund, and Independence One U.S. Treasury Money Market Fund, - to be filed by amendment.

          (b)  Exhibits:
                (1) Conformed Copy of Declaration of Trust of the
                    Registrant (1.);
                      (i)Amendment No. 1 to the Declaration of Trust dated
                         January 9, 1989 (2.);
                     (ii)Amendment No. 2 to the Declaration of Trust dated
                         January 9, 1989 (2.);
                    (iii)Amendment No. 3 to the Declaration of Trust dated
                         January 9, 1989 (4.);







 1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)
 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)
 4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)



                     (iv)Amendment No. 4 to the Declaration of Trust.
                         dated April 8, 1991 (6.);
                      (v)Amendment No. 5 to the Declaration of Trust.
                         dated September 26, 1991 (6.);
                     (vi)Amendment No. 6 to the Declaration of Trust.
                         dated December 9, 1991; (10)
                    (vii)Amendment No. 8 to the Declaration of Trust,
                         dated December 6, 1994; (10)
                    (viii)..........Certification dated December 6, 1994;
                         (10)
                    (ix) Amendment No. 9 to the Declaration of Trust dated
                         May 4, 1995; (12)
                (2) Copy of By-Laws of the Registrant (1.);
                (3) Not applicable;
                (4) (i) Copy of Specimen Certificate for Shares of
                    Beneficial Interest of the Registrant (7.);
                    (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of Independence One Equity Plus Fund, Independence One Fixed Income Fund, and Independence One Michigan Municipal Bond Fund; (14)
                (5) Conformed copy of Investment Advisory Contract of the
                    Registrant as amended (8.);
                      (i)Conformed copy of Investment Sub-Advisory
                         Contract for Independence One U.S. Government Securities Fund (8);
                     (ii)  Conformed copy of Exhibit G to the Present
                         Investment Advisory Contract of the
                         Registrant to add Independence One Fixed
                         Income Fund to the Present Investment
                         Advisory Contract of the Registrant; (14)


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)
 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed June 24, 1992. (File Nos. 33-26516 and 811-5752)
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)
 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)

                    (iii)  .........Conformed copy of Exhibit H to the
                    Present ........    Investment Advisory Contract of the
                           .........Registrant to add Independence One
                    Michigan .......    Municipal Bond Fund to the Present
                    Investment .....    Advisory Contract of the
                    Registrant; (14)
                     (iv)  .........Conformed copy of Exhibit I to the
                    Present ........    Investment Advisory Contract of the
                           .........Registrant to add Independence One
                    Equity .........    Plus Fund to the Present Investment
                    Advisory .......    Contract of the Registrant; (14)
                     (v) Conformed copy of Investment Sub-Advisory Agreement for Independence One Equity Plus Fund;
                     (14)
                (6) Copy of Distributor's Contract of Registrant (1.);
                 (i)  Conformed Copy of Exhibit D to the
                     Distributor's Contract; (10)
                (ii)  Conformed Copy of Exhibit E to the
                     Distributor's Contract; (10)
               (iii)  Conformed copy of Exhibit F to the
          Distributor's Contract; (13)
                (iv)  Conformed copy of Exhibit G to the
          Distributor's Contract; (13)
                 (v)  Conformed copy of Exhibit H to the
          Distributor's Contract; (13)
                (vi)  Conformed copy of Exhibit I to the
          Distributor's Contract; (13)
                (7) Not applicable;
                (8)   (i)Copy of Custodian Agreement of the Registrant
                         (1.);
                     (ii)Copy of the new Agency Agreement of the
                         Registrant (3.);
                    (iii)Copy of the new Administrative Services Agreement
                         of the Registrant (3.);
                     (iv)Copy of Amendment No. 1 to Exhibit A of Custodian
                         Agreement of the Registrant (7.);
                      (v)Copy of Amendment No. 1 to Exhibit A of Agency
                         Agreement of the Registrant (7.);
 +All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)
 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989. (File Nos. 33-26516 and 811-5752)
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)


                (9) (i) Conformed Copy of Agreement for Fund Accounting,
                    Shareholder Recordingkeeping, and Custody Services Procurement; (10)
                    (ii) Conformed copy of Shareholder Services Plan; (13)
                   (iii) Copy of Exhibit 1 to the Shareholder Services Plan
                    of the Registrant; (12)
                    (iv) Conformed copy of of Shareholder Services Agreement (Amended and Restated 9/19/95); +
                    (v) Copy of Exhibit 1 to the Shareholder Services Agreement of the Registrant; (12)
                    (vi) Conformed copy of Multiple Class Plan; (13)
               (10) Copy of Opinion and Consent of Counsel as to legality of shares being registered (2.);
               (11) Not applicable;
               (12) Not applicable;
               (13) Conformed Copy of Initial Capital Understanding (2.);
               (14) Not applicable;
               (15)   (i) Copy of Distribution Plan (5.);
                     (ii)Copy of Sales Agreement with Federated Securities
                         Corp. and Administrative Agreement - Appendix B
                         (2.);
                    (iii)Conformed copy of Exhibit B of Distribution Plan
                         (8);
                     (iv)Copy of Schedule A of Sales Agreement with
                         Federated Securities Corp. (7.);
                      (v)Copy of Fee Schedule for Rule 12b-1 Agreement
                         with Federated Securities Corp. (7.);
+All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed May 3, 1991. (File Nos. 33-26516 and 811-5752)
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)
 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)


               (16) (i) Schedule for Computation of Performance Data
                    (Return) for Independence One Equity Plus Fund,+
                    (ii) Schedule for Computation of Performance Data (SEC Yield) for Independence One Equity Plus Fund,+
                    (iii) Schedule for Computation of Performance Data (Return) for Independence One Fixed Income Fund,+
                    (iv) Schedule for Computation of Performance Data (SEC Yield) for Independence One Fixed Income Fund,+
               (17) Financial Data Schedules for Independence One Equity
                    Plus Fund and Independence One Fixed Income Fund; +
               (18) (i) Copy of Power of Attorney dated June, 1992 with
                    respect to Harold Berry (6.);
                    (ii) Conformed copy of Power of Attorney filed on behalf of Gonzales, Baker, Frame, Nederlander, VanAndel, and Wilson;(9.)
Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

+All exhibits have been filed electronically.

 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5. on Form N-1A filed June 24, 1992. (File Nos. 33-26516 and 811-5752)
 9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 29, 1994. (File Nos. 33-26516 and 811-5752)


Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
   Title of Class   Portfolio name       as of December 4, 1995

   Shares of        Independence One Prime
   beneficial       Money Market Fund (Class A)3,029
   interest

                    Independence One Prime
                    Money Market Fund (Class B)   6

                    Independence One U.S.       816
                    Treasury Money Market Fund

                    Independence One Michigan   931
                    Municipal Cash Fund
                    Independence One U.S.         6
                    Government Securities Fund

                    Independence One Michigan     5
                     Municipal Bond Fund

                    Independence One Equity       15
                     Plus Fund

                    Independence One Fixed        5
                     Income Fund

Item 27.  Indemnification: (4.)

Item 28.  Business and Other Connections of Investment Adviser:

          Michigan National Bank, a national banking association (the "Adviser"), is a wholly owned subsidiary of Michigan National Corporation ("MNC"). Through its subsidiaries and affiliates, MNC, Michigan's fifth largest bank holding company in terms of total assets, as of December 31, 1994, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division have investment discretion over $2.2 billion. Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964. In addition, Michigan National Bank presently manages its own investment portfolio of approximately $300 million in taxable, short-term instruments. For more information on the business of the Adviser, see the Prospectus under the heading "Management of the Trust--Investment Adviser."

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)


          The officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with Michigan National Bank. The business address of each such director and officer is 27777 Inkster Road, Farmington Hills, Michigan, 48333-9065.

                                               Other Substantial
                          Position with        Business, Profession,
     Name                  the Adviser         Vocation or
     Employment

Daniel T. Carroll         Director             Director, Michigan National
                                               Corporation; Chairman and
                                               President, The Carroll
                                               Group.

John S. Carton            Director             Director, Michigan National
                                               Corporation; Chairman,
                                               President, and CEO,
                                               Development Company.
Sidney E. Forbes          Director             Director, Michigan National
                                               Corporation; Partner,
                                               Forbes/Cohen Properties.
                                               Other Substantial


                                               Other Substantial
                          Position with        Business, Profession,
     Name                  the Adviser         Vocation or
     Employment

Sue Ling Gin              Director             Director, Michigan National
                                               Corporation; Chairman and
                                               Chief Executive Officer,
                                               Flying Food Fare, Inc.

Morton E. Harris          Director             Director, Michigan National
                                               Corporation; Managing
                                               Partner, Spectrum
                                               Associates.
Gerald B. Mitchell        Director             Director, Michigan National
                                               Corporation; Retired
                                               Chairman and Chief
                                               Executive Officer, Dana
                                               Corporation.

Robert J. Mylod           Director, Chairman,  Director, Chairman,
                          and Chief Executive  and Chief Exective
                          Officer              Officer, Michigan National
                                               Corporation.
William F. Pickard        Director             Director, Michigan National
                                               Corporation, Chairman and
                                               Chief Executive Officer,
                                               Regal Plastics Company.

Douglas E. Ebert          Director, President  President and Chief
                          and Chief Operating  Operating Officer,
                          Officer              Michigan National
                                               Corporation

Stanton Kinnie Smith, Jr. Director             Director, Michigan
                                               National Corporation;
                                               Vice Chairman, CMS Energy
                                               Corporation.

Walter H. Teninga         Director             Director, Michigan National
                                               Corporation; Retired
                                               President and CEO, American
                                               Club Stores, Inc.

Stephen A. VanAndel       Director             Director, Michigan
                          National Corporation;   Vice President and
                          Chairman, Amway      Corporation.

                                               Other Substantial
                          Position with        Business, Profession,
     Name                  the Adviser         Vocation or
     Employment

Richard T. Walsh          Director             Director, Michigan National
                                               Corporation; Consultant.
James A. Williams         Director             Director, Michigan National
                                               Corporation; Chairman and
                                               President Williams,
                                               Schaefer, Ruby & Williams.

Lawrence L. Gladchun      Senior Vice          Senior Vice
                          President, General   President,
                          Counsel and SecretaryGeneral Counsel and
                                               Secretary, Michigan
                                               National Corporation.


Richard C. Webb           Senior Vice          Senior Vice
                          President            President,
                          Commercial Banking   Michigan National
                                               Corporation.

Joseph J. Whiteside       Executive Vice President
                          and Chief Financial
                          Officer

William D. Ritsema        Senior Vice          Senior Vice
                          President, Credit    President,
                          Administration       Michigan National
                                               Corporation.

Robert V. Panizzi         First Vice           First Vice President,
                          President and        Michigan National
                          Controller           Corporation.

Marc L. Belsky            First Vice President First Vice President
                          Planning and AnalysisMichigan National
                                               Corporation.

Edward H. Sondker         First Vice President President and CEO
                                               Independence One Bank of
                                               California



     National Australia Bank Limited ("NAB") is a transnational banking organization headquartered at 500 Bourke Street, Melbourne, Australia. NAB is a publicly owned company, whose shares are widely held and traded on the Australian Stock Exchange Limited. On February 4, 1995, the Board of Directors of MNC approved a definitive agreement for the acquisition (the "Merger") of MNC by NAB. Shareholders of MNC approved the Merger on June 2, 1995. As a result, MNC and its subsidiaries, including the Adviser, would become direct or indirect subsidiaries of NAB upon completion of the Merger. It is anticipated that the Merger will be completed during the third or fourth quarter of 1995, and that operations will continue to be conducted under the Michigan National Corporation and Michigan National Bank names.

     On May 4, 1995, the Trust's Board of Trustees approved the present investment advisory contract (the "Present Advisory Contract") between the Trust, on behalf of Independence Once Equity Plus Fund, Independence One Fixed Income Fund and Independence One Michigan Municipal Bond Fund (collectively, the "Portfolios"), and Michigan National Bank, as a subsidiary of MNC. Under the provisions of the Investment Company Act of 1940, completion of the Merger would result in an assignment, and termination of the Portfolios' Present Advisory Contract with the Adviser. Also on May 4, 1995, in view of the pending Merger, the Portfolios' Board of Trustees approved a new investment advisory contract (the "New Advisory Contract") between the Trust, on behalf of the Portfolios, and Michigan National Bank, as a subsidiary of NAB. The Merger is subject to the satisfaction of certain conditions including, among others, the receipt of all necessary regulatory approvals. The New Advisory Contract would become effective upon consummation of the Merger.

     The following information appeared in NAB's Annual Report for its fiscal year ended September 30, 1994.

     NAB, together with its subsidiaries (collectively, the "Group"), is one of the four major Australian commercial banks ("trading banks" in Australian terminology) which together account for approximately 70.2% of commercial banking assets in Australia as of September 1994, according to the Reserve Bank of Australia Bulletin. The Group undertakes a range of banking, financial and related activities in Australia and elsewhere in the world, including commercial banking, savings banking, finance and life insurance and merchant and investment banking. As of September 30, 1994, Group assets totalled $125.9 billion, of which approximately 56.5% was domiciled in Australia, and Group deposits totalled $78.8 billion, of which approximately 50.8% was domiciled in Australia.

     NAB was established as "The National Bank of Australasia" in 1858 in Victoria, Australia. Through internal expansion and the acquisition of other banks, NAB developed into a national commerical bank. In its present form, NAB is the product of the merger in 1981 of The National Bank of Australasia Limited and Commerical Banking Company of Sydney Limited, the latter Bank being established in 1834 in New South Wales, Australia.



     At September 30, 1994 the Group had 49,163 full-time and part-time employees worldwide (43,871 full-time equivalents).

     Banking, the Group's principal business activity, is conducted in Australia by NAB and internationally by NAB and certain subsidiaries. As of September 30, 1994, NAB was the second largest commercial bank in Australia (according to the Reserve Bank of Australia Bulletin) based on domestic assets of $75 billion. The Group is the largest Australian banking group based on its global assets of $125.9 billion.

     Consistent with its philosophy of providing customers with a comprehensive range of financial products and services, in 1985 the Group established a life insurance and funds management entity, National Australia Financial Management Limited. This entity and its subsidiaries provide the Australian market with a range of personal financial planning services, personal life and disability insurance, personal superannuation and managed investments, corporate superannuation, group life insurance and various investment management services. At September 30, 1994, funds under managment amounted to $4.0 billion. Two of the Group's banking subsidiaries in the United Kindom, Yorkshire Bank and Northern Bank, offer certain insurance and investment products through subsidiaries, mainly in the areas of funds managment and other investment related products.

     At November 11, 1994, the directors* and principal executive officer of NAB were as follows:











*The Directors of NAB are classified as either Executive or Non-Executive, with the former being those Directors engaged in the full-time employment of NAB. Mr. Donald Argus is the only Executive Director.



Name and Position       Position/Directorship   Principal
    with  NAB               Held Since         Occupation(s)

William Robert Mitchel Irvine 1992/1979      Barrister and Chairman and
                                             DirectorSolicitor; Director,
                                             National Australia Bank
                                             Superannuation Fund Pty Ltd.
                                             and Bank of New Zealand;
                                             Chairman, National  Australia
                                             Financial Managment Limited
                                             and National Australia Group
                                             (UK) Limited; former Partner,
                                             Hedderwick Fookes & Alston,
                                             Solicitors.

Brian Thorley Loton           1992/1988      Chairman, The Vice-Chariman
                                             Broken Hill and Director
                                             Proprietary Company Limited;
                                             Director, Amcor Limited and
                                             Australian Foundation
                                             Investment Company Limited;
                                             Alternate Director, National
                                             Australia Group (UK) Limited;
                                             former Managing Director, The
                                             Broken Hill Proprietary
                                             Company Limited.

Name and Position       Position/Directorship   Principal
    with  NAB               Held Since         Occupation(s)

David Kennedy Macfarlane      1992/1985      Chairman NAB's Vice-Chairman
                                             Principal Board and Director
                                             Committee; Audit Director,
                                             Bank of New Zealand; Alternate
                                             Director, National Australia
                                                  Group (UK)) Limited; 33
                                             years' experience with James
                                             Hardie Industries Limited, 12
                                             years of which as Managing
                                             Director.

Donald Robert Argus           1990/1989      Director,
Managing Director and                        National
Chief Executive Officer                      Australia Bank Superannuation
                                             Fund Pty Ltd, Bank
                                             of New Zealand, Clydesdale
                                             Bank PLC National Australia
                                             Financial Management Limited,
                                             National Australia Group (UK)
                                             Limited, National Irish Bank ,
                                             Limited Northern Bank Limited
                                             and Yorkshire Bank PLC.


Name and Position       Position/Directorship   Principal
    with  NAB               Held Since         Occupation(s)

David Charles Keith Allen     1992           Managing Director Director,
                                             Woodside Petroleum Limited.

Peter John Waraker Cottrell   1985           Chairman, Director Email
                                             Limited; member of NAB's
                                             Principal Board Audit
                                             Committee.

Dr. Christopher Michael Deeley               1992 Non-Executive
Director and Chairman                        Director, North Limited;
                                             Director, Goodman Fielder
                                             Limited; former Managing
                                             Director and Chief Executive,
                                             ICI Australia Limited.

David Alexander Tange Dickins 1981           Chartered
Director                                     Accountant; Alternate
                                             Director, Bank of New Zealand;
                                             former Partner, Court & Co.
                                             Chartered Accountants; former
                                             Director, The Commercial
                                             Banking Company of Sydney
                                             Limited.


Name and Position       Position/Directorship   Principal
    with  NAB               Held Since         Occupation(s)

The Lord Nickson              1991                Chairman,
Director                                     Clydesdale Bank PLC; Director,
                                             National Australia Group (UK)
                                             Limited.

Mark Richard Rayner           1985           Director and
Director                                     Group Executive, CRA Limited;
                                             Deputy Chairman and former
                                             Managing Director, Comalco
                                             Limited, Chairman, Pasminco
                                             Limited; member of NAB's
                                             Principal Board Audit
                                             Committee.

Joseph Charles Trethowan      1984           Vice Chairman
Director                                     of Directors and Chairman,
                                             Audit Committee of National
                                             Australia Financial Managment
                                             Limited; member of NAB's
                                             Principal Board Audit
                                             Committee; former Chairman and
                                             General Manager, State
                                             Electricity Commission of
                                             Victoria.

Andrew Trunbull               1992           Non-Executive
Director                                     Chairman and former Managing
                                             Director and Chief Executive
                                             Officer, Burns Philip and
                                             Company Limited.



Name and Position       Position/Directorship   Principal
    with  NAB               Held Since         Occupation(s)

Sir Bruce Dunstan Watson      1992           Former
Director                                     Chairman, Director, and Chief
                                             Executive Officer, MIM
                                             Holdings Limited.

The address of the Directors and principal executive officer of NAB is c/o 500 Bourke Street, Melbourne, Australia.

Item 29.  Principal Underwriters:

(a)       Federated Securities Corp., the Distributor for shares of the
             Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
             Fund: 1-3 Years; Federated U.S. Government Securities Fund:
             3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

          (c)  Not applicable.

Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Independence One Mutual Funds      Federated Investors Tower
          (Registrant) ............     Pittsburgh, PA 15222-3779

          Federated Services Company         P.O. Box 8600
          ("Transfer Agent, Dividend         Boston, Massachusetts 02266-
          Disbursing Agent and Portfolio     8600
          Recordkeeper")...........


          Federated Administrative Services  Federated Investors Tower
          (Administrator)..........     Pittsburgh, PA 15222-3779

          Michigan National Bank...     27777 Inkster Road
          (Adviser)................     Mail Code 10-52
                                        Farmington Hills, MI 48333

          Michigan National Bank...     27777 Inkster Road
          Company..................     Mail Code 10-52
          (Custodian)..............     Farmington Hills, MI 48333

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:
          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus for Independence One Equity Plus Fund and Independence One Fixed Income Fund is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant hereby undertakes to file a post-effective amendment on behalf of Independence One Michigan Municipal Bond Fund using financial statements for the respective fund, which need not be certified, within four to six months from the date of Post-Effective Amendment No. 12.



SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INDEPENDENCE ONE MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of December, 1995.

                       INDEPENDENCE ONE MUTUAL FUNDS

               BY:  /s/ Jay S. Neuman
               Jay S. Neuman, Secretary
               Attorney in Fact for Edward C. Gonzales
               December 27, 1995




   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By: /s/ Jay S. Neuman
   Jay S. Neuman            Attorney In Fact    December 27, 1995
   SECRETARY                For the Persons
                            Listed Below

   NAME                       TITLE

Edward C. Gonzales*         President and Treasurer
                            (Chief Executive Officer
                            and Principal Financial and
                            Accounting Officer)

Robert E. Baker.*           Trustee

Harrold Berry*              Trustee

Clarence G. Frame*          Trustee

Harry J. Nederlander*       Trustee
Thomas S. Wilson*           Trustee